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                                                       hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21531
                                    --------------------------------------------

                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1800 Bayberry Court, Suite 103          Richmond, Virginia           23226
--------------------------------------------------------------------------------
          (Address of principal executive offices)                   (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401
                                                     ---------------------------

Date of fiscal year end:        June 30, 2008
                          ----------------------------------------------

Date of reporting period:       December 31, 2007
                          ----------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                        --------------------------------
                             TFS MARKET NEUTRAL FUND
                               TFS SMALL CAP FUND

                        --------------------------------
                              EACH A SERIES OF THE
                          TFS CAPITAL INVESTMENT TRUST
                        --------------------------------

                               SEMI-ANNUAL REPORT
                                December 31, 2007
                                   (Unaudited)

                                   [LOGO] TFS
                                          CAPITAL(R)

            For more information or assistance in opening an account,
                      please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS
================================================================================

January 1, 2008

Dear Fellow Shareholders,

Enclosed please find a copy of the semi-annual report for the TFS Market Neutral Fund (ticker: TFSMX) and the TFS Small Cap Fund (ticker: TFSSX) for the six months ended December 31, 2007. Below are performance highlights for these Funds.

TFS MARKET NEUTRAL FUND (TICKER: TFSMX)

--------------------------------------------------------------------------------
                                                               Since inception
                               1 year return     3 year return    (9/7/2004)
--------------------------------------------------------------------------------
TFS Market Neutral Fund             11.49%           13.60%         13.39%
S&P 500 Index                        5.49%            8.62%         10.51%
--------------------------------------------------------------------------------
Average annual total returns for periods ended 12/31/2007

TFSMX's performance compares favorably to the overall U.S. equity market as measured by the S&P 500 Index. From inception through December 31, 2007, TFSMX generated a 13.39% average annual return and had an annualized standard deviation of 7.48%, whereas the S&P 500 Index generated a 10.51% average annual return and had an annualized standard deviation of 12.20%. Therefore, from inception through December 31, 2007, TFSMX produced an average annual return equal to 127% of the S&P 500 Index while subjecting investors to only 61% of the volatility.

TFSMX also performed well in comparison to other long-short funds. For example, TFSMX's trailing 3 year return for the period ended December 31, 2007 placed it first among 23 funds in the Lipper Market Neutral category and first among 56 funds in the Morningstar long-short category. Given the strength and sophistication of the management teams in the long-short space, we are very pleased to have risen to the top of these categories.

TFS SMALL CAP FUND (TICKER: TFSSX)

--------------------------------------------------------------------------------
                                                               Since inception
                                                 1 year return    (3/7/2006)
--------------------------------------------------------------------------------
TFS Small Cap Fund                                    4.96%         10.76%
Russell 2000(R) Index                                -1.56%          4.70%
--------------------------------------------------------------------------------
Average annual total returns for periods ended  12/31/2007

As evidenced by the return figures above, TFSSX has continued to achieve its objective of outperforming the Russell 2000(R) Index. It is noteworthy that TFSSX achieved this return while having an average beta versus the Russell 2000(R) Index of 0.77 since inception. Having an average beta below 1.0 indicates that the Fund's risk-adjusted returns would demonstrate even more favorable separation from the Index.

SPECIAL UPDATE: AUGUST 2007 PERFORMANCE

As mentioned in the Funds' last Annual Report to Shareholders, both Funds experienced unusual volatility in August of 2007. We are pleased to report that the Funds recovered nicely from the performance drawdown. In fact, if you adjust for the distribution paid by TFSMX in December, its NAV at the close of 2007 was at an all time high. In addition, TFSSX recovered most of the ground that it had lost to the Russell 2000(R) Index during that period. If you have any additional questions about this period, please contact us. Also, for additional information, please visit www.TFSCapital.com.

Best regards,

Larry S. Eiben
Chief Operating Officer & Co-Portfolio Manager
TFS Capital LLC

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, ARE AVAILABLE AT WWW.TFSCAPITAL.COM.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds' prospectuses contain this and other important information. To obtain a copy of the TFS Funds' prospectus please visit www.TFSCaptial.com or call 1-888-534-2001 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The TFS Funds are distributed by Ultimus Fund Distributors, LLC.

TFSMX was ranked #19 out of 142 funds in the Morningstar Long-Short category and #3 out of 50 funds in the Lipper Market Neutral category for the one year period ended December 31, 2007. Ranking information is provided by Morningstar and Lipper for the one year and three year periods ended 12/31/07. The ranking information is based on total return.

The Letter to Shareholders seeks to describe some of the adviser's current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

TFS MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                    TFS MARKET NEUTRAL FUND VS S&P 500 INDEX
                              NET SECTOR EXPOSURE*

                               [BAR CHART OMITTED]

                                     TFS Market           S&P 500
                                    Neutral Fund           Index
                                   ------------------------------
Consumer Discretionary                 -7.2%                8.5%
Consumer Staples                       -1.5%               10.2%
Energy                                  3.6%               12.9%
Financials                             -1.6%               17.7%
Health Care                             3.8%               12.0%
Industrials                             1.4%               11.5%
Information Technology                  8.5%               16.7%
Materials                               3.4%                3.3%
Real Estate Investment Trusts          -0.7%                0.0%
Telecommunication Services              1.4%                3.6%
Utilities                              -0.3%                3.6%
Closed-End Funds                       21.7%                0.0%

* The net percentages for the TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages are not likely to total to 100%.

TOP 10 LONG EQUITY POSITIONS                       TOP 10 SHORT EQUITY POSITIONS
------------------------------------------------------------------------------------------------
                                       % OF                                              % OF
SECURITY DESCRIPTION                NET ASSETS     SECURITY DESCRIPTION               NET ASSETS
------------------------------------------------------------------------------------------------
Third Wave Technologies, Inc.           0.88%      C&D Technologies, Inc.                -0.64%
Koppers Holdings, Inc.                  0.81%      Financial Federal Corp.               -0.49%
Kaiser Aluminum Corp.                   0.81%      ParkerVision, Inc.                    -0.46%
Westwood Holdings Group, Inc.           0.80%      Charlotte Russe Holdings, Inc.        -0.37%
T-3 Energy Services, Inc.               0.78%      Alberto-Culver Co.                    -0.36%
Spectrum Control, Inc.                  0.75%      Medis Technologies Ltd.               -0.36%
ICO, Inc.                               0.75%      Universal Display Corp.               -0.36%
St. Mary Land & Exploration Co.         0.71%      TurboChef Technologies, Inc.          -0.35%
Blue Coat Systems, Inc.                 0.71%      HEICO Corp.                           -0.35%
TransDigm Group, Inc.                   0.71%      Peet's Coffee & Tea, Inc.             -0.35%

TFS SMALL CAP FUND
PORTFOLIO INFORMATION
DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                               TFS SMALL CAP FUND
                       SECTOR ALLOCATION (% OF NET ASSETS)

                               [BAR CHART OMITTED]

               Consumer Discretionary                       9.4%
               Consumer Staples                             1.9%
               Energy                                       7.3%
               Financials                                  15.8%
               Health Care                                 14.7%
               Industrials                                 17.2%
               Information Technology                      21.7%
               Materials                                    6.9%
               Telecommunications Services                  3.8%
               Utilities                                    1.0%


               TOP 10 EQUITY POSITIONS
               ---------------------------------------------------
                                                           % OF
               SECURITY DESCRIPTION                     NET ASSETS
               ---------------------------------------------------
               Waste Industries USA, Inc.                  1.29%
               Adept Technology, Inc.                      1.19%
               Atwood Oceanics, Inc.                       1.19%
               Terra Nitrogen Co., L.P.                    1.18%
               CEVA, Inc.                                  1.14%
               TriQuint Semiconductor, Inc.                1.13%
               Ducommun, Inc.                              1.13%
               NTELOS Holdings Corp.                       1.11%
               Kaiser Aluminum Corp.                       1.10%
               Power Integrations, Inc.                    1.09%

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS -- 77.8%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- 7.2%
     1,833     Aldila, Inc. ...................................    $     30,043
     1,304     Allegiant Travel Co. (a) .......................          41,910
       200     Aristotle Corp. (The) (a) ......................           2,696
     3,729     Ark Restaurants Corp. ..........................         137,264
    30,967     BJ's Wholesale Club, Inc. (a) (b) ..............       1,047,614
     4,800     Buffalo Wild Wings, Inc. (a) ...................         111,456
     6,500     Carriage Services, Inc. (a) ....................          57,200
    12,600     Cash America International, Inc. (b) ...........         406,980
    38,697     Dollar Thrifty Automotive Group, Inc. (a) (b) ..         916,345
    39,562     drugstore.com, Inc. (a) ........................         130,555
   120,209     Elixir Gaming Technologies, Inc. (a) (b) .......         516,899
     9,245     Franklin Covey Co. (a) .........................          73,405
    10,948     Fuel Systems Solutions, Inc. (a) ...............         156,447
     2,115     Greenfield Online, Inc. (a) ....................          30,900
    65,000     Hartmarx Corp. (a) (b) .........................         221,650
    24,100     Herman Miller, Inc. (b) ........................         780,599
     9,300     Image Entertainments, Inc. (a) .................          33,852
    39,130     Luby's, Inc. (a) (b) ...........................         397,561
    10,960     Man Sang Holdings, Inc. (a) ....................          98,750
    60,522     Morton's Restaurant Group, Inc. (a) (b) ........         564,671
    66,287     New Frontier Media, Inc. (b) ...................         364,578
       934     Nobel Learning Communities, Inc. (a) ...........          13,394
    22,799     O'Charley's, Inc. (b) ..........................         341,529
     3,787     Oil-Dri Corp. ..................................          83,087
    20,300     O'Reilly Automotive, Inc. (a) (b) ..............         658,329
    22,677     Physicans Formula Holdings, Inc. (a) (b) .......         269,403
     2,800     Priceline.com, Inc. (a) (b) ....................         321,608
    15,700     Princeton Review, Inc. (The) (a) ...............         130,781
     1,000     Reading International, Inc. - Class A (a) ......           9,990
    71,472     Red Lion Hotels Corp. (a) (b) ..................         711,146
    13,864     Rentrak Corp. (a) (b) ..........................         200,057
    40,169     Rex Stores Corp. (a) ...........................         633,465
     8,131     Rush Enterprises, Inc. - Class B (a) ...........         144,732
     1,100     Saga Communications, Inc. - Class A (a) ........           6,479
    10,200     Skechers U.S.A., Inc. - Class A (a) (b) ........         199,002
     2,400     Startek, Inc. (a) ..............................          22,344
     4,869     Susser Holdings, Inc. (a) ......................          99,814
     4,748     SYMS Corp. (a) .................................          71,695
    38,200     Texas Roadhouse, Inc. (a) (b) ..................         422,492
    78,400     ValueVision Media, Inc. - Class A (a) ..........         493,136
     5,500     Warnaco Group, Inc. (The) (a) (b) ..............         191,400
     5,885     Waste Services, Inc. (a) .......................          50,434
                                                                   ------------
                                                                     11,195,692
                                                                   ------------
               CONSUMER STAPLES -- 1.6%
     4,100     Argan, Inc. (a) ................................          54,735
     5,738     Calavo Growers, Inc. ...........................         108,219
    89,400     Del Monte Foods Co. (b) ........................         845,724
     3,200     Famous Dave's of America, Inc. (a) .............          43,392

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 77.8% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               CONSUMER STAPLES -- 1.6% (CONTINUED)
    26,003     Ingles Markets, Inc. - Class A (b) .............    $    660,216
    10,800     NBTY, Inc. (a) .................................         295,920
    17,800     Pilgrim's Pride Corp. (b) ......................         515,310
       500     Ruddick Corp. ..................................          17,335
                                                                   ------------
                                                                      2,540,851
                                                                   ------------
               ENERGY -- 5.5%
   119,400     Abraxas Petroleum Corp. (a) (b) ................         460,884
       500     Adams Resources & Energy, Inc. .................          12,850
     9,300     ALON USA Energy, Inc. (b) ......................         252,774
    12,105     AmeriGas Partners, L.P. (b) ....................         436,264
     8,500     Atwood Oceanics, Inc. (a) (b) ..................         852,040
   105,395     Aurora Oil & Gas Corp. (a) .....................         163,362
     9,280     BMB Munai, Inc. (a) ............................          58,000
     7,900     Bois D'Arc Energy, Inc. (a) (b) ................         156,815
     9,806     Carrizo Oil & Gas, Inc. (a) (b) ................         536,878
     8,567     Chesapeake Utilities Corp. (b) .................         272,859
     3,731     Contango Oil & Gas Co. (a) (b) .................         189,871
     4,650     Dune Energy, Inc. (a) ..........................           9,532
     1,880     EnergySouth, Inc. ..............................         109,040
     7,736     Geokinetics, Inc. (a) ..........................         150,465
       200     GeoPetro Resources Co. (a) .....................             702
    38,400     Global Industries Ltd. (a) (b) .................         822,528
       100     Gulfport Energy Corp. (a) (b) ..................           1,826
     9,600     Natural Gas Services Group, Inc. (a) ...........         188,256
     3,324     Panhandle Oil & Gas, Inc. ......................          85,194
     6,200     Penn Virginia Resource Partners, L.P. ..........         152,334
    28,608     St. Mary Land & Exploration Co. (b) ............       1,104,555
    25,572     T-3 Energy Services, Inc. (a) (b) ..............       1,202,140
     6,600     Unit Corp. (a) .................................         305,250
    24,746     Uranerz Energy Corp. (a) .......................          64,587
    16,982     US BioEnergy Corp. (a) .........................         198,859
    23,089     Venoco, Inc. (a) (b) ...........................         460,164
     8,100     Western Refining, Inc. .........................         196,101
                                                                   ------------
                                                                      8,444,130
                                                                   ------------
               FINANCIALS -- 12.0%
       500     Access National Corp. ..........................           3,015
    47,800     Affirmative Insurance Holdings, Inc. (b) .......         496,164
       100     Alliance Financial Corp. .......................           2,600
    22,300     Ambac Financial Group, Inc. (b) ................         574,671
    26,233     American Land Lease, Inc. (b) ..................         520,200
        22     American River Bankshares ......................             378
    22,487     American Safety Insurance Holdings Ltd. (a) (b)          441,870
     1,325     AmREIT, Inc. - Class A .........................           9,487
    51,915     Ares Capital Corp. (b) .........................         759,516
       418     Atlantic Southern Financial Group, Inc. ........           7,963
    12,571     Bancorp Rhode Island, Inc. (b) .................         429,174
     3,478     BancTrust Financial Group, Inc. ................          42,084
       139     Bank of Marin Bancorp ..........................           3,941
     3,022     Berkshire Hills Bancorp, Inc. ..................          78,572

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 77.8% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               FINANCIALS -- 12.0% (CONTINUED)
     3,176     Bridge Capital Holdings (a) ....................    $     67,966
    10,075     Cadence Financial Corp. (b) ....................         146,994
     1,103     Camden National Corp. ..........................          31,325
       405     Capital Bank Corp. .............................           4,285
    49,504     Capstead Mortgage Corp. (b) ....................         652,958
     7,500     Cardinal Financial Corp. .......................          69,900
     1,160     Cascade Financial Corp. ........................          15,776
       322     Citizens & Northern Corp. ......................           5,638
    33,200     Cogdell Spencer, Inc. (b) ......................         528,876
     1,850     Columbia Bancorp ...............................          30,562
        50     Diamond Hill Investment Group, Inc. (a) ........           3,656
    16,210     Dollar Financial Corp. (a) (b) .................         497,485
    12,869     Eastern Insurance Holdings, Inc. (b) ...........         211,824
       477     Eastern Virginia Bankshares, Inc. ..............           8,085
    15,100     East West Bancorp, Inc. (b) ....................         365,873
    33,013     eHealth, Inc. (a) (b) ..........................       1,060,047
     4,800     Entertainment Properties Trust (b) .............         225,600
    84,400     EZCORP, Inc. - Class A (a) .....................         952,876
     3,700     FBL Financial Group, Inc. ......................         127,761
     1,670     Firstbank Corp. ................................          23,079
       805     First Citizens Bancshares, Inc. - Class A ......         117,409
     6,095     First Merchants Corp. ..........................         133,115
    10,144     First Security Group, Inc. .....................          90,992
       206     FNB Corp. ......................................           4,785
        80     FNB United Corp. ...............................             973
    11,706     Gateway Financial Holdings, Inc. (b) ...........         139,653
     2,351     German American Bancorp, Inc. ..................          29,952
     1,530     Gladstone Commercial Corp. .....................          26,836
    27,840     Hallmark Financial Services, Inc. (a) (b) ......         441,542
       800     Hampton Roads Bancshares, Inc. .................          10,048
     6,800     Hanover Insurance Group, Inc. ..................         311,440
        96     Heritage Financial Corp. .......................           1,910
     9,000     Hilb Rogal and Hobbs Co.(b) ....................         365,130
     1,000     HMN Financial, Inc. ............................          24,150
       568     Home Federal Bancorp, Inc. .....................           5,703
    21,530     Hooper Holmes, Inc. (a) ........................          37,032
     2,858     IBERIABANK Corp. ...............................         133,611
       100     Interactive Data Corp. .........................           3,301
     1,615     Intervest Bancshares Corp. .....................          27,810
    53,500     Knight Capital Group, Inc. (a) (b) .............         770,400
       159     Legacy Bancorp, Inc. ...........................           2,108
       693     Massbank Corp. .................................          25,239
    46,823     Mercantile Bank Corp. (b) ......................         725,757
     2,786     Mercer Insurance Group, Inc. ...................          50,037
       300     Merchants Bancshares, Inc. .....................           7,050
     3,471     National Interstate Corp. ......................         114,890
    55,100     Nelnet, Inc. (b) ...............................         700,321
       697     North American Insurance Leaders, Inc. (a) .....           5,437
       700     North Valley Bancorp ...........................           9,163

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 77.8% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               FINANCIALS -- 12.0% (CONTINUED)
       100     Northrim Bancorp, Inc. .........................    $      2,132
     5,613     Oceanfirst Financial Corp. .....................          88,742
    29,076     One Liberty Properties, Inc. (b) ...............         534,126
    33,493     Oriental Financial Group, Inc. (b) .............         449,141
     1,924     Pacific Continental Corp. ......................          23,973
     1,758     Pacific Mercantile Bancorp (a) .................          21,641
        60     Parkvale Financial Corp. .......................           1,665
     7,800     Penson Worldwide, Inc. (a) .....................         111,930
     2,832     PMC Commercial Trust ...........................          30,472
    13,600     PMI Group, Inc. (The) (b) ......................         180,608
       100     Porter Bancorp, Inc. ...........................           1,975
     6,826     PremierWest Bancorp ............................          78,089
     2,900     ProAssurance Corp. (a) (b) .....................         159,268
       500     ProCentury Corp. ...............................           7,675
       800     Prudential Bancorp, Inc. of Pennsylvania .......           9,960
       587     Pulaski Financial Corp. ........................           5,870
    16,000     Raymond James Financial, Inc. (b) ..............         522,560
    10,300     Renasant Corp. (b) .............................         222,171
     1,900     SCPIE Holdings, Inc. (a) .......................          52,193
       869     SI Financial Group, Inc. .......................           8,603
       700     Southern Community Financial Corp. .............           4,571
       500     Sun American Bancorp (a) .......................           1,870
    42,568     Supertel Hospitality, Inc. (b) .................         261,368
     5,000     SVB Financial Group (a) (b) ....................         252,000
     1,948     Tejon Ranch Co. (a) ............................          79,576
    12,000     Texas Capital Bancshares, Inc. (a) (b) .........         219,000
     3,450     UMH Properties, Inc. ...........................          40,710
     1,450     United Securities Bancshares, Inc. .............          24,781
    30,945     Universal Insurance Holdings, Inc. .............         229,302
       300     Urstadt Biddle Properties, Inc. ................           4,548
     5,114     Vestin Realty Mortgage II, Inc. ................          19,177
     2,458     Virginia Financial Group, Inc. .................          36,501
     3,100     Webster Financial Corp. ........................          99,107
    32,938     Westwood Holdings Group, Inc. (b) ..............       1,238,469
    25,500     Whitney Holding Corp. (b) ......................         666,825
     2,814     WSFS Financial Corp. ...........................         141,263
     1,517     Yadkin Valley Financial Corp. ..................          23,165
                                                                   ------------
                                                                     18,571,022
                                                                   ------------
               HEALTH CARE -- 14.2%
    68,082     Accuray, Inc. (a) (b) ..........................       1,036,208
     5,200     Align Technology, Inc. (a) .....................          86,736
     8,148     Alnylam Pharmaceuticals, Inc. (a) (b) ..........         236,944
    31,780     Alphatec Holdings, Inc. (a) (b) ................         160,171
     8,100     American Oriental Bioengineering, Inc. (a) .....          89,748
    13,009     Anesiva, Inc. (a) ..............................          65,045
    23,747     Anika Therapeutics, Inc.(a) (b) ................         344,806
       350     Atrion Corp. ...................................          44,625
     3,000     Avigen, Inc. (a) ...............................          12,750
    42,551     BioScrip, Inc. (a) (b) .........................         328,919

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 77.8% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               HEALTH CARE -- 14.2% (CONTINUED)
    21,062     Cardiac Science Corp. (a) (b) ..................    $    170,392
     8,356     Chindex International, Inc. (a) ................         288,533
     4,600     Community Health Systems, Inc. (a) .............         169,556
    11,850     Continucare Corp. (a) ..........................          31,995
    43,365     Corcept Therapeutics, Inc. (a) .................         133,998
    53,841     Emergent BioSolutions, Inc. (a) (b) ............         272,435
     6,185     Exactech, Inc. (a) .............................         128,339
    26,679     E-Z-EM, Inc. (a) (b) ...........................         553,056
    90,911     Hanger Orthopedic Group, Inc. (a) (b) ..........       1,000,930
   120,291     Health Grades, Inc. (a) (b) ....................         715,731
     8,800     HealthTronics, Inc. (a) ........................          40,392
    14,500     Hillenbrand Industries, Inc.(b) ................         808,085
    38,324     Home Diagnostics, Inc. (a) (b) .................         313,107
   119,000     Indevus Pharmaceuticals, Inc. (a) ..............         827,050
    40,400     ISIS Pharmaceuticals, Inc. (a) (b) .............         636,300
    49,502     Lifecore Biomedical, Inc. (a) (b) ..............         715,304
     3,540     Life Sciences Research, Inc. (a) ...............          71,154
    18,200     Lincare Holdings, Inc. (a) (b) .................         639,912
    23,840     Medical Action Industries, Inc. (a) (b) ........         497,064
    26,273     MEDTOX Scientific, Inc. (a) (b) ................         474,753
    62,231     Nektar Therapeutics (a) (b) ....................         417,570
       400     Neogen Corp. (a) ...............................          10,620
   155,779     NPS Pharmaceuticals, Inc. (a) (b) ..............         596,634
    36,112     Nutraceutical International Corp. (a) (b) ......         478,484
     9,438     Optimer Pharmaceuticals, Inc. (a) ..............          66,066
   186,763     Orchid Cellmark, Inc. (a) (b) ..................         933,815
    93,055     Orthovita, Inc. (a) (b) ........................         324,762
       203     Pharmacopeia, Inc. (a) .........................             968
     2,000     Protalix BioTherapeutics, Inc. (a) .............           6,800
    11,000     Quality Systems, Inc. (b) ......................         335,390
    12,175     RehabCare Group, Inc. (a) (b) ..................         274,668
    16,871     Repligen Corp. (a) .............................         110,505
    76,265     Sequenom, Inc. (a) (b) .........................         728,331
    43,978     Somanetics Corp. (a) (b) .......................       1,040,080
    34,639     Synovis Life Technologies, Inc. (a) (b) ........         677,192
    19,227     Synta Pharmaceuticals Corp. (a) ................         128,821
     2,500     Targacept, Inc. (a) ............................          20,650
    16,200     Tercica, Inc. (a) ..............................         109,836
    11,700     Thermage, Inc. (a) .............................          67,626
   141,315     Third Wave Technologies, Inc. (a) (b) ..........       1,363,690
    67,013     Transcend Services, Inc. (a) (b) ...............       1,088,961
     5,100     Universal Health Services, Inc. - Class B (b) ..         261,120
    23,846     U.S. Physical Therapy, Inc. (a) (b) ............         342,667
   111,646     Vascular Solutions, Inc. (a) (b) ...............         725,699
     2,890     Vital Signs, Inc. ..............................         147,737
     6,095     VNUS Medical Technologies, Inc. (a) ............          88,499
    43,374     Volcano Corp. (a) (b) ..........................         542,609
     2,800     XTENT, Inc. (a) ................................          27,608
     7,249     Young Innovations, Inc. (b) ....................         173,324
                                                                   ------------
                                                                     21,984,770
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 77.8% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               INDUSTRIALS -- 12.5%
     1,105     Alamo Group, Inc. ..............................    $     20,023
     4,400     Alliant Techsystems, Inc. (a) (b) ..............         500,544
    21,379     Ampco-Pittsburgh Corp. (b) .....................         815,181
    15,108     Angelica Corp. (b) .............................         288,563
    17,923     Applied Signal Technology, Inc.(b) .............         243,394
    12,205     Astronics Corp. (a) (b) ........................         518,712
     5,221     Chase Corp. ....................................         131,830
     2,600     Chemed Corp. ...................................         145,288
     6,000     Copa Holdings SA - Class A .....................         225,420
    15,502     DRS Technologies, Inc. (b) .....................         841,294
    25,862     Ducommun, Inc. (a) (b) .........................         982,756
     5,425     DXP Enterprises, Inc. (a) (b) ..................         253,239
     7,800     DynCorp International, Inc. - Class A (a) (b) ..         209,664
     9,400     Enersys, Inc. (a) (b) ..........................         234,624
    19,148     Gardner Denver, Inc. (a) (b) ...................         631,884
     2,475     Genco Shipping & Trading Ltd. ..................         135,531
    13,457     Harbin Electric, Inc. (a) (b) ..................         349,075
     9,800     Hawaiian Holdings, Inc. (a) ....................          49,980
    47,989     Herley Industries, Inc. (a) (b) ................         659,849
       794     Industrial Distribution Group, Inc. (a) ........           9,091
     6,000     ITC Holdings Corp. (b) .........................         338,520
    10,970     International Shipholding Corp. (a) (b) ........         239,146
    11,451     Key Technology, Inc. (a) (b) ...................         395,059
     6,800     Kirby Corp. (a) (b) ............................         316,064
       716     K-Tron International, Inc. (a) .................          85,383
     3,140     LaBarge, Inc. (a) ..............................          45,153
    11,400     Learning Tree International, Inc. (a) ..........         261,744
     4,945     Lennox International, Inc. (b) .................         204,822
     9,533     Lincoln Electric Holdings, Inc. (b) ............         678,559
     2,174     L.S. Starrett Co. (The) - Class A ..............          36,762
     2,301     Mac-Gray Corp. (a) .............................          25,909
    72,495     Met-Pro Corp. (b) ..............................         875,740
    42,596     Mitcham Industries, Inc. (a) (b) ...............         875,774
    61,408     On Assignment, Inc. (a) (b) ....................         430,470
     9,305     P.A.M. Transportation Services, Inc. (a) .......         144,600
     9,663     PDI, Inc. (a) ..................................          90,542
    32,431     PRG-Schultz International, Inc. (a) (b) ........         277,934
     2,200     Richardson Electronics Ltd. ....................          15,422
    11,104     Robbins & Meyer, Inc. (b) ......................         839,796
    42,500     Schawk, Inc. (b) ...............................         659,600
    75,362     Spectrum Control, Inc. (a) (b) .................       1,160,575
    23,400     Sterling Construction Co. (a) (b) ..............         510,588
     8,000     Teledyne Technologies, Inc. (a) (b) ............         426,640
       397     Trailer Bridge, Inc. (a) .......................           4,661
    24,185     TransDigm Group, Inc. (a) (b) ..................       1,092,436
    10,200     TRW Automotive Holdings Corp. (a) ..............         213,180
     2,600     United Stationers, Inc. (a) ....................         120,146
    19,701     VSE Corp. (b) ..................................         962,197

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 77.8% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               INDUSTRIALS -- 12.5% (CONTINUED)
    19,494     Waste Industries USA, Inc. (b) .................    $    707,632
    20,776     White Electronic Designs Corp. (a) .............          96,401
                                                                   ------------
                                                                     19,377,397
                                                                   ------------
               INFORMATION TECHNOLOGY -- 16.2%
    17,844     ActivIdentity Corp. (a) ........................          69,235
     4,320     Alliance Fiber Optic Products, Inc. (a) ........           8,640
     1,900     Alliance Semiconductor Corp. (a) ...............           3,021
    75,507     American Software, Inc. - Class A (b) ..........         641,810
    14,129     Answerthink, Inc. (a) ..........................          68,384
     4,600     Atheros Communications, Inc. (a) ...............         140,484
    68,300     Atmel Corp. (a) ................................         295,056
     4,000     Avocent Corp. (a) ..............................          93,240
    15,065     Axsys Technologies, Inc. (a) (b) ...............         552,132
    13,938     AXT, Inc. (a) ..................................          86,416
     2,000     BlackBoard, Inc. (a) ...........................          80,500
    33,500     Blue Coat Systems, Inc. (a) ....................       1,101,145
    27,900     Brightpoint, Inc. (a) (b) ......................         428,544
       964     CAM Commerce Solutions, Inc. ...................          40,305
    64,905     Captaris, Inc. (a) (b) .........................         280,390
    61,874     CEVA, Inc. (a) (b) .............................         753,007
    25,800     Compuware Corp. (a) ............................         229,104
    22,500     Concurrent Computer Corp. (a) ..................          18,675
    15,000     CyberSource Corp. (a) (b) ......................         266,550
   108,324     Digimarc Corp. (a) (b) .........................         955,418
    16,818     Double-Take Software, Inc. (a) (b) .............         365,287
     1,258     Ebix, Inc. (a) .................................          91,016
       800     eLoyalty Corp. (a) .............................          10,680
    32,824     Epicor Software Corp. (a) (b) ..................         386,667
    73,658     FalconStor Software, Inc. (a) (b) ..............         829,389
    57,698     Furmanite Corp. (a) (b) ........................         680,836
    86,011     Globecomm Systems, Inc. (a) (b) ................       1,006,329
     6,345     Hittite Microwave Corp. (a) (b) ................         303,037
    41,248     ICF International, Inc. (a) (b) ................       1,041,924
    13,442     infoUSA, Inc. ..................................         120,037
    12,307     Innodata Isogen, Inc. (a) ......................          65,842
       800     Insignia Systems, Inc. (a) .....................           2,232
    25,200     Integrated Device Technology, Inc. (a) .........         285,012
    85,821     Integrated Silicon Solution, Inc. (a) (b) ......         568,135
   245,526     Iomega Corp. (a) (b) ...........................         851,975
    62,300     Keithley Instruments, Inc. (b) .................         603,064
       200     Logility, Inc. (a) .............................           2,542
    20,000     Mediacom Communications Corp.(a) ...............          91,800
    32,463     Moldflow Corp. (a) (b) .........................         522,979
     3,400     Napco Security Systems, Inc. (a) ...............          21,250
   111,890     NaviSite, Inc. (a) (b) .........................         566,163
    24,193     NCI, Inc. - Class A (a) (b) ....................         413,942
    13,966     Net 1 U.E.P.S. Technologies, Inc. (a) (b) ......         410,042
    84,068     NetScout Systems, Inc. (a) (b) .................       1,073,548
    16,400     Nu Horizons Electronics Corp. (a) ..............         113,980

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 77.8% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY -- 16.2% (CONTINUED)
       600     Oplink Communications, Inc. (a) ................    $      9,210
     6,100     OPNET Technologies, Inc. (a) ...................          55,266
    25,364     Orsus Xelent Technologies, Inc. (a) ............          64,678
    44,754     Phoenix Technologies Ltd. (a) (b) ..............         576,432
    16,416     Power Integrations, Inc. (a) (b) ...............         565,203
    20,800     Progress Software Corp. (a) (b) ................         700,544
    19,621     QuadraMed Corp. (a) ............................          37,084
    54,159     Radyne Corp. (a) (b) ...........................         498,263
     6,214     Rimage Corp. (a) (b) ...........................         161,253
    22,400     Riverbed Technology, Inc. (a) (b) ..............         598,976
       200     Salary.com, Inc. (a) ...........................           2,570
     3,927     Scientific Learning Corp. (a) ..................          21,049
    26,500     Secure Computing Corp. (a) (b) .................         254,400
    15,200     Sigma Designs, Inc. (a) ........................         839,040
     2,600     SIMTEK Corp. (a) ...............................           6,006
     9,500     Sohu.com, Inc. (a) (b) .........................         517,940
     3,047     Staktek Holdings, Inc. (a) .....................           5,881
    57,876     STEC, Inc. (a) (b) .............................         505,836
     8,095     SumTotal Systems, Inc. (a) .....................          38,451
     5,209     Tech Data Corp. (a) (b) ........................         196,483
    21,100     Teradyne, Inc. (a) .............................         218,174
    22,283     Tier Technologies, Inc. (a) (b) ................         189,405
    25,500     TriQuint Semiconductor, Inc. (a) (b) ...........         169,065
    15,875     Universal Electronics, Inc. (a) (b) ............         530,860
     2,700     Verint Systems, Inc. (a) .......................          52,785
     4,500     ViaSat, Inc. (a) ...............................         154,935
    25,300     Vishay Intertechnology, Inc. (a) ...............         288,673
    86,871     Website Pros, Inc. (a) (b) .....................       1,008,572
   150,803     Zhone Technologies, Inc. (a) (b) ...............         176,440
                                                                   ------------
                                                                     24,983,238
                                                                   ------------
               MATERIALS -- 6.0%
     6,835     Aceto Corp. ....................................          54,680
    10,000     A.M. Castle & Co.(b) ...........................         271,900
     5,800     AptarGroup, Inc. (b) ...........................         237,278
     6,500     Cabot Corp. ....................................         216,710
    11,800     Calgon Carbon Corp. (a) (b) ....................         187,502
    41,488     China Precision Steel, Inc. (a) ................         253,077
     3,507     Clean Diesel Technologies, Inc. (a) ............          80,416
    19,309     Glatfelter (b) .................................         295,621
     5,000     Greif, Inc. - Class A ..........................         326,850
     4,500     Hawk Corp. - Class A (a) .......................          81,090
    89,868     ICO, Inc. (a) (b) ..............................       1,153,905
    15,676     Kaiser Aluminum Corp. (b) ......................       1,245,928
     8,353     KMG Chemicals, Inc. ............................         120,784
    29,095     Koppers Holdings, Inc. (b) .....................       1,258,068
     4,200     LSB Industries, Inc. (a) .......................         118,524
    16,588     Material Sciences Corp. (a) ....................         123,249
    12,743     Mesabi Trust ...................................         261,869
    79,919     Omnova Solutions, Inc. (a) (b) .................         352,443
    34,689     Penford Corp. (b) ..............................         887,691

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 77.8% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               MATERIALS -- 6.0% (CONTINUED)
    27,817     Quaker Chemical Corp. (b) ......................    $    611,139
     5,500     Rock-Tenn Co. - Class A (b) ....................         139,755
     6,800     Royal Gold, Inc. (b) ...........................         207,536
     1,000     Shiloh Industries, Inc. (a) ....................           9,850
       100     Solitario Resources Corp. (a) ..................             530
    10,605     Universal Stainless & Alloy Products, Inc. (a) (b)       377,220
    34,254     Uranium Resources, Inc. (a) (b) ................         427,490
                                                                   ------------
                                                                      9,301,105
                                                                   ------------
               TELECOMMUNICATIONS SERVICES -- 2.2%
   353,100     Airspan Networks, Inc. (a) (b) .................         621,456
    67,000     Centennial Communications Corp. (a) (b) ........         622,430
     9,159     D&E Communications, Inc. .......................         132,348
     3,895     Hickory Tech Corp. .............................          36,457
    30,987     NTELOS Holdings Corp. (b) ......................         920,004
    67,743     Syniverse Holdings, Inc. (a) (b) ...............       1,055,436
                                                                   ------------
                                                                      3,388,131
                                                                   ------------
               UTILITIES -- 0.4%
       200     Artesian Resources Corp. - Class A .............           3,780
     4,500     Atlas Pipeline Partners, LP (b) ................         192,825
     9,600     Cleco Corp. (b) ................................         266,880
       287     Connecticut Water Service, Inc. (The) ..........           6,765
     3,900     Middlesex Water Co. ............................          73,905
       200     Unitil Corp. ...................................           5,680
     3,197     York Water Co. (The) ...........................          49,553
                                                                   ------------
                                                                        599,388
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $123,093,648) ........    $120,385,724
                                                                   ------------

================================================================================
    SHARES     CLOSED-END FUNDS -- 21.7%                               VALUE
--------------------------------------------------------------------------------
    50,310     Aberdeen Asia-Pacific Income Fund, Inc. ........    $    291,798
     3,460     ACM Managed Dollar Income Fund .................          24,843
    13,915     Advent Claymore Convertible Securities
                 and Income Fund ..............................         323,524
     1,700     American Municipal Income Portfolio, Inc. ......          21,131
    20,892     BlackRock Core Bond Trust ......................         245,899
    13,189     BlackRock Corporate High Yield Fund, Inc. ......          93,114
    32,504     BlackRock Corporate High Yield Fund III, Inc. ..         224,603
    56,293     BlackRock Corporate High Yield Fund V, Inc. ....         658,628
    54,339     BlackRock Corporate High Yield Fund VI, Inc. ...         639,570
    32,461     BlackRock Dividend Achievers Trust .............         398,946
    33,273     BlackRock Enhanced Dividend Achievers Trust ....         377,649
    15,358     BlackRock Floating Rate Income
                 Strategies Fund II ...........................         243,271
     8,048     BlackRock Florida Insured Municipal Income Trust         105,187
     2,220     BlackRock Global Floating Rate Income Trust ....          35,032
    66,934     BlackRock High Income Shares ...................         143,239
     1,100     BlackRock High Yield Trust .....................           7,128
    32,999     BlackRock Income Opportunity Trust .............         312,501

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     CLOSED-END FUNDS -- 21.7% (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
   116,534     BlackRock Income Trust .........................    $    643,268
    26,419     BlackRock Limited Duration Income Trust ........         419,005
    41,756     BlackRock MuniHoldings California
                 Insured Fund, Inc. ...........................         534,059
    41,081     BlackRock MuniHoldings Florida Insured Fund ....         513,923
     1,207     BlackRock MuniHoldings Insured Fund, Inc. ......          14,532
     6,947     BlackRock MuniHoldings Insured Fund II, Inc. ...          83,295
    21,529     BlackRock MuniHoldings New Jersey Insured
                 Fund, Inc. ...................................         283,322
    34,951     BlackRock MuniHoldings New York Insured
                 Fund, Inc. ...................................         448,771
    62,078     BlackRock MuniYield California Insured
                 Fund, Inc. ...................................         802,669
    14,904     BlackRock MuniYield Florida Fund ...............         189,281
    12,017     BlackRock MuniYield Florida Insured Fund .......         150,092
     1,100     BlackRock MuniYield Insured Fund, Inc. .........          13,970
    17,833     BlackRock MuniYield Michigan Insured Fund, Inc.          235,574
     2,300     BlackRock MuniYield Michigan Insured
                 Fund II, Inc. ................................          28,750
     5,461     BlackRock MuniYield New Jersey Insured
                 Fund, Inc. ...................................          73,396
     1,771     BlackRock MuniYield Pennsylvania Insured Fund ..          24,156
       500     BlackRock MuniYield Quality Fund II, Inc. ......           5,800
     3,043     BlackRock Strategic Bond Trust .................          35,268
    38,303     BlackRock Strategic Dividend Achievers Trust ...         470,361
    39,917     Calamos Convertible and High Income Fund .......         524,909
     1,200     Castle Convertible Fund, Inc. ..................          27,348
     4,150     Central Securities Corp. .......................         111,884
    14,600     Claymore/Raymond James SB-1 Equity Fund ........         252,580
    75,562     Credit Suisse High Yield Bond Fund .............         250,866
     1,100     Delaware Investments Arizona Municipal
                 Income Fund ..................................          13,684
     4,449     Delaware Investments Minnesota Municipal
                 Income Fund II, Inc. .........................          57,303
       800     Diamond Hill Financial Trends Fund .............          11,000
    58,448     Dreyfus High Yield Strategies Fund .............         218,596
     2,484     DTF Tax Free Income, Inc. ......................          34,851
     9,932     Duff & Phelps Utility and Corporate Bond
                 Trust, Inc. ..................................         102,498
       938     DWS High Income Trust ..........................           4,502
       300     DWS Multi-Market Income Trust ..................           2,625
     1,800     DWS Strategic Municipal Income Trust ...........          19,278
    19,865     Eaton Vance Enhanced Equity Income Fund ........         360,947
     4,389     Eaton Vance Florida Municipal Income Fund ......          56,179
     1,200     Eaton Vance Insured Florida Municipal Bond Fund           15,360
    68,020     Eaton Vance Limited Duration Income Fund .......       1,015,539
     1,200     Eaton Vance New Jersey Municipal Income Trust ..          15,420
    27,985     Eaton Vance Short Duration Diversified
                 Income Fund ..................................         448,600
    11,343     Eaton Vance Tax-Managed Buy-Write Income Fund ..         197,708
    20,906     Eaton Vance Tax-Managed Buy-Write
                 Opportunities Fund ...........................         354,566
    63,057     Eaton Vance Tax-Managed Diversified Equity
                 Income Fund ..................................       1,048,007
     2,400     Ellsworth Fund Ltd. ............................          19,584
     6,382     Energy Income and Growth Fund ..................         156,678
       500     Engex, Inc. (a) ................................           3,385
    76,731     Evergreen Income Advantage Fund ................         865,526
    32,602     Evergreen Multi-Sector Income Fund .............         512,503
     6,927     Fiduciary/Claymore MLP Opportunity Fund ........         144,636
     2,343     First American Minnesota Municipal Income
                 Fund II, Inc. ................................          29,217
    12,110     First Financial Fund, Inc. .....................         133,089

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     CLOSED-END FUNDS -- 21.7% (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
    25,837     First Trust/Aberdeen Global Opportunity
                 Income Fund ..................................    $    427,344
       300     First Trust/FIDAC Mortgage Income Fund .........           5,145
    31,293     First Trust/Fiduciary Asset Management
                 Covered Call Fund ............................         505,069
     8,152     First Trust/Four Corners Senior Floating
                 Rate Income Fund .............................         121,791
    54,564     First Trust/Four Corners Senior Floating
                 Rate Income Fund II ..........................         818,460
    17,210     First Trust Strategic High Income Fund .........         206,864
    17,560     Flaherty & Crumrine/Claymore Preferred
                 Securities Income Fund, Inc. .................         283,770
       500     Foxby Corp. ....................................           1,475
    23,477     Franklin Templeton Limited Duration Income Trust         271,629
     4,859     Gabelli Global Deal Fund .......................          77,550
    19,909     H&Q Healthcare Investors .......................         329,096
    32,600     H&Q Life Sciences Investors ....................         431,950
    60,886     Highland Credit Strategies Fund (c) ............         963,265
     5,594     High Yield Plus Fund, Inc. (The) ...............          17,062
    17,082     Hyperion Strategic Mortgage Income Fund, Inc. ..         117,353
     4,700     ING Asia Pacific High Dividend Equity
                 Income Fund ..................................         101,567
     1,701     Insured Municipal Income Fund ..................          21,603
     2,277     Investment Grade Municipal Income Fund .........          29,328
    27,422     John Hancock Patriot Premium Dividend Fund II ..         272,849
    22,247     Lehman Brothers/First Trust Income
                 Opportunity Fund .............................         262,960
   103,465     Liberty All-Star Equity Fund ...................         729,428
    36,695     Madison/Claymore Covered Call & Equity
                 Strategy Fund ................................         418,690
     9,333     Madison Strategic Sector Premium Fund ..........         144,941
    77,773     Managed High Yield Plus Fund, Inc. .............         285,427
     1,100     MBIA Capital/Claymore Managed Duration
                 Investment Grade Municipal Fund ..............          13,662
    17,300     MFS Charter Income Trust .......................         142,033
     3,100     MFS InterMarket Income Trust I .................          25,110
    41,188     MFS Intermediate Income Trust ..................         250,423
    49,337     MFS Multimarket Income Trust ...................         284,674
     2,270     MFS Special Value Trust ........................          17,184
       800     Minnesota Municipal Income Portfolio ...........          10,096
     2,168     Montgomery Street Income Securities, Inc. ......          34,970
     1,400     Morgan Stanley Global Opportunity Bond
                 Fund, Inc. ...................................           9,758
     7,646     Morgan Stanley Insured Municipal Income Trust ..          99,474
     4,902     Morgan Stanley New York Quality Municipal Securities      66,079
       779     Morgan Stanley Quality Municipal Income Trust ..           9,808
     6,022     Nasdaq Premium Income & Growth Fund, Inc. ......         109,962
     2,100     Neuberger Berman California Intermediate
                 Municipal Fund, Inc. .........................          27,090
     3,110     Neuberger Berman Dividend Advantage Fund, Inc. .          53,585
     1,088     Neuberger Berman Income Opportunity Fund, Inc. .          12,120
   113,813     New America High Income Fund, Inc. .............         194,620
    83,289     Nicholas-Applegate Convertible & Income Fund ...       1,016,126
    54,667     Nicholas-Applegate Convertible & Income Fund II          671,857
     4,600     Nicholas-Applegate Equity & Convertible
                 Income Fund ..................................         102,350
     9,100     Nuveen California Dividend Advantage
                 Municipal Fund 2 .............................         120,029
     1,200     Nuveen California Dividend Advantage
                 Municipal Fund 3 .............................          15,360
     3,951     Nuveen California Investment Quality
                 Municipal Fund ...............................          52,232
     8,295     Nuveen California Performance Plus
                 Municipal Fund, Inc. .........................         109,162
     4,440     Nuveen California Premium Income Municipal Fund           55,855

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     CLOSED-END FUNDS -- 21.7% (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
     1,912     Nuveen California Quality Income Municipal Fund     $     25,659
    12,350     Nuveen California Select Quality Municipal Fund          162,526
       600     Nuveen Equity Premium Advantage Fund ...........           9,870
    18,851     Nuveen Equity Premium & Growth Fund ............         309,345
    18,500     Nuveen Floating Rate Income Fund ...............         212,935
     8,172     Nuveen Florida Investment Quality Municipal Fund         105,746
     7,424     Nuveen Florida Quality Income Municipal Fund ...          96,809
    11,589     Nuveen Insured California Dividend Advantage
                 Municipal Fund ...............................         157,263
     7,800     Nuveen Insured California Premium Income
                 Municipal Fund ...............................         101,790
    33,659     Nuveen Insured Dividend Advantage Municipal Fund         455,743
    20,844     Nuveen Insured Florida Premium Income
                 Municipal Fund ...............................         277,434
     4,121     Nuveen Insured New York Premium Income
                 Municipal Fund ...............................          53,779
     5,200     Nuveen Insured Premium Income Municipal Fund ...          63,284
     1,363     Nuveen Maryland Dividend Advantage
                 Municipal Fund 3 .............................          17,092
     2,000     Nuveen Massachusetts Premium Income
                 Municipal Fund ...............................          25,460
     9,503     Nuveen Michigan Quality Income Municipal Fund ..         124,109
     1,776     Nuveen Municipal Market Opportunity Fund .......          23,621
    12,032     Nuveen New York Investment Quality
                 Municipal Fund ...............................         156,536
    13,496     Nuveen New York Quality Income Municipal Fund ..         175,313
     7,023     Nuveen New York Select Quality Municipal Fund ..          92,985
     2,040     Nuveen Ohio Dividend Advantage Municipal Fund 2           26,255
    12,248     Nuveen Ohio Quality Income Municipal Fund ......         169,267
     6,913     Nuveen Pennsylvania Premium Municipal Fund 2 ...          86,274
     1,000     Nuveen Premium Income Municipal Fund ...........          13,220
     1,100     Nuveen Senior Income Fund ......................           7,766
    27,584     Old Mutual/Claymore Long-Short Fund ............         423,414
     9,951     Pimco Global Stocks PLUS & Income Fund .........         219,818
     3,991     Pimco New York Municipal Income Fund III .......          61,142
     8,199     Pioneer Diversified High Income Trust ..........         162,422
    24,414     Prospect Street High Income Portfolio, Inc. ....          66,406
     2,539     Prospect Street Income Shares, Inc. ............          12,822
    43,675     RMK Advantage Income Fund ......................         196,974
     2,805     RMK Strategic Income Trust Fund ................          12,033
       500     RMR F.I.R.E. Fund ..............................           6,400
    11,252     Royce Micro-Cap Trust, Inc. ....................         134,349
     5,800     Seligman Select Municipal Fund, Inc. ...........          57,072
    10,247     SunAmerica Focused Alpha Growth Fund, Inc. .....         193,873
    21,501     SunAmerica Focused Alpha Large-Cap Fund, Inc. ..         405,079
    57,964     TCW Strategic Income Fund, Inc. ................         212,728
        16     Tortoise North American Energy Corp. ...........             398
     1,668     Transamerica Income Shares, Inc. ...............          31,525
    27,525     TS&W/Claymore Tax-Advantaged Balanced Fund .....         360,302
     6,600     Van Kampen Bond Fund ...........................         110,550
    16,567     Van Kampen Pennsylvania Value Municipal
                 Income Trust .................................         215,205
    10,800     Van Kampen Trust for Investment Grade Municipals         148,932
     2,063     Western Asset Emerging Markets Floating Rate
                 Fund, Inc. ...................................          24,013
     1,000     Western Asset Emerging Markets Income Fund, Inc.          12,890
    18,461     Western Asset Emerging Markets Income
                 Fund II, Inc. ................................         230,762
     4,164     Western Asset Global Partners Income Fund, Inc.           46,345
     3,056     Western Asset High Income Fund, Inc. ...........          27,473

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     CLOSED-END FUNDS -- 21.7% (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
    27,359     Western Asset High Income Opportunity Fund, Inc.    $    164,154
    65,931     Western Asset Managed High Income Fund, Inc. ...         378,444
     2,543     Western Asset Municipal High Income Fund, Inc. .          18,335
     3,400     Western Asset Variable Rate Strategic Fund, Inc.          53,550
     5,375     Western Asset Worldwide Income Fund, Inc. ......          69,767
    13,800     Western Asset Zenix Income Fund, Inc. ..........          32,567
                                                                   ------------
               TOTAL CLOSED-END FUNDS (Cost $33,164,906) ......    $ 33,512,483
                                                                   ------------

================================================================================
    SHARES     MONEY MARKET SECURITIES -- 1.8%                         VALUE
--------------------------------------------------------------------------------
 2,761,180     UMB Money Market Fiduciary Fund (Cost $2,761,180)   $  2,761,180
                                                                   ------------
               TOTAL INVESTMENTS AT VALUE -- 101.3%
                 (Cost $159,019,734) ..........................    $156,659,387

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.3%)       (2,014,161)
                                                                   ------------
               TOTAL NET ASSETS -- 100.0% .....................    $154,645,226
                                                                   ============

(a)   Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

(c)   Value shown includes 106 rights totalling $48.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS -- 67.1%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- 15.1%
    30,070     ACCO Brands Corp. (a) ..........................    $    482,323
    15,000     Aftermarket Technology Corp. (a) ...............         408,900
    17,831     American Apparel, Inc. (a) .....................         267,465
     1,800     Amerityre Corp. (a) ............................           2,556
    32,760     Arctic Cat, Inc. ...............................         391,154
    38,110     A.S.V., Inc. (a) ...............................         527,824
     3,600     Bassett Furniture Industries, Inc. .............          33,624
     1,155     Beasley Broadcast Group, Inc. - Class A ........           6,006
    35,100     Beazer Homes USA, Inc. .........................         260,793
    13,604     Benihana, Inc. - Class A (a) ...................         173,451
    28,570     BJ's Restaurants, Inc. (a) .....................         464,548
    13,800     Blockbuster, Inc. - Class A (a) ................          53,820
    26,500     Build-A-Bear Workshop, Inc. (a) ................         369,675
    45,089     Building Materials Holding Corp. ...............         249,342
    31,300     Cabela's, Inc. - Class A (a) ...................         471,691
    33,688     Carmike Cinemas, Inc. ..........................         244,575
     6,800     Casual Male Retail Group, Inc. (a) .............          35,224
        35     Celebrate Express, Inc. (a) ....................             277
    55,238     Central Garden & Pet Co. - Class A (a) .........         296,076
    35,396     Charlotte Russe Holding, Inc. (a) ..............         571,645
     9,000     Cheesecake Factory, Inc. (The) (a) .............         213,390
    17,717     CKX, Inc. (a) ..................................         212,604
    27,200     Cox Radio, Inc. - Class A (a) ..................         330,480
    30,600     Cumulus Media, Inc. - Class A (a) ..............         246,024
    41,229     Dress Barn, Inc. (a) ...........................         515,775
    18,836     DTS, Inc. (a) ..................................         481,637
    15,700     Ethan Allen Interiors, Inc. ....................         447,450
    28,500     Furniture Brands International, Inc. ...........         286,710
     9,150     Gaylord Entertainment Co. (a) ..................         370,301
    60,108     Gray Television, Inc. ..........................         482,066
    32,000     Great Wolf Resorts, Inc. (a) ...................         313,920
     9,200     Hampshire Group Ltd. (a) .......................         124,200
    26,231     Houston Wire & Cable Co. .......................         370,906
    14,800     Jones Apparel Group, Inc. ......................         236,652
    70,198     Jones Soda Co. (a) .............................         522,273
    11,300     Jos. A. Bank Clothiers, Inc. (a) ...............         321,485
    55,390     Krispy Kreme Doughnuts, Inc. (a) ...............         175,032
    28,000     K-Swiss, Inc. - Class A ........................         506,800
    45,368     Lakes Entertainment, Inc. (a) ..................         314,400
    14,555     Landry's Restaurant, Inc. ......................         286,734
    45,179     La-Z-Boy, Inc. .................................         358,269
    21,697     Libbey, Inc. ...................................         343,681
    26,084     Lifetime Brands, Inc. ..........................         338,570
    28,500     MarineMax, Inc. (a) ............................         441,750
    40,561     Martha Stewart Living Omnimedia, Inc. (a) ......         376,000
     3,400     McClathy Co. (The) - Class A ...................          42,568
    11,000     Media General, Inc. - Class A ..................         233,750
    18,800     Meritage Homes Corp. (a) .......................         273,916
    32,325     MTR Gaming Group, Inc. (a) .....................         219,487

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 67.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- 15.1% (CONTINUED)
    33,144     Multimedia Games, Inc. (a) .....................    $    276,421
    18,000     Nathan's Famous, Inc. (a) ......................         314,460
     5,100     Netflix, Inc. (a) ..............................         135,762
        38     NuCo2, Inc. (a) ................................             946
     4,800     Overstock.com, Inc. (a) ........................          74,544
   109,318     Parlux Fragrances, Inc. (a) ....................         448,204
    18,354     Peet's Coffee & Tea, Inc. (a) ..................         533,551
    57,100     Pier 1 Imports, Inc. (a) .......................         298,633
    13,100     Pool Corp. .....................................         259,773
    16,600     Premier Exhibitions, Inc. (a) ..................         181,604
    41,401     Primedia, Inc. (a) .............................         351,909
   124,039     Progressive Gaming International Corp. (a) .....         307,617
     7,808     Red Robin Gourmet Burgers, Inc. (a) ............         249,778
     4,986     Riviera Holdings Corp. (a) .....................         153,569
    10,392     School Specialty, Inc. (a) .....................         359,044
    31,200     Select Comfort Corp. (a) .......................         218,712
       274     Shuffle Master, Inc. (a) .......................           3,285
    44,200     Six Flags, Inc. (a) ............................          89,726
    11,100     Sotheby's ......................................         422,910
    37,400     Spanish Broadcasting System, Inc. - Class A (a)           69,190
    21,900     Spectrum Brands, Inc. (a) ......................         116,727
     2,800     Stanley Furniture Co., Inc. ....................          33,600
    38,741     Steak n Shake Co. (The) (a) ....................         422,277
       100     Summer Infant, Inc. (a) ........................             487
    28,814     Superior Industries International, Inc. ........         523,550
    11,400     Talbots, Inc. ..................................         134,748
    38,800     TiVo, Inc. (a) .................................         323,592
    20,114     True Religion Apparel, Inc. (a) ................         429,434
    33,700     Trump Entertainment Resorts, Inc. (a) ..........         144,910
    26,578     Universal Display Corp. (a) ....................         549,367
    25,611     Valassis Communications, Inc. (a) ..............         299,393
     3,100     Volcom, Inc. (a) ...............................          68,293
    40,227     West Marine, Inc. (a) ..........................         361,238
    21,457     Winnebago Industries, Inc. .....................         451,026
                                                                   ------------
                                                                     23,306,079
                                                                   ------------
               CONSUMER STAPLES -- 2.7%
    22,600     Alberto-Culver Co. .............................         554,604
     2,351     Alico, Inc. ....................................          85,811
    41,100     American Italian Pasta Co. - Class A (a) .......         287,700
    11,699     Andersons, Inc. (The) ..........................         524,115
     5,100     Chattem, Inc. (a) ..............................         385,254
    16,432     Conn's, Inc. (a) ...............................         281,152
    16,628     Elizabeth Arden, Inc. (a) ......................         338,380
    15,000     Great Atlantic & Pacific Tea Co., Inc. (The) (a)         469,950
     3,800     Hain Celestial Group, Inc. (a) .................         121,600
    21,021     Imperial Sugar Co. .............................         394,564
       983     Rocky Mountain Chocolate Factory, Inc. .........          15,610
    12,500     United Natural Foods, Inc. (a) .................         396,500
     7,600     Universal Corp. ................................         389,272
                                                                   ------------
                                                                      4,244,512
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 67.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               ENERGY -- 1.8%
     3,400     Bronco Drilling Co., Inc. (a) ..................    $     50,490
    18,900     Cal Dive International, Inc. (a) ...............         250,236
    11,700     Cheniere Energy, Inc. (a) ......................         381,888
     3,100     Comstock Resources, Inc. (a) ...................         105,400
   161,024     Evergreen Energy, Inc. (a) .....................         359,083
    16,200     FuelCell Energy, Inc. (a) ......................         160,704
    17,700     InterOil Corp. (a) .............................         340,902
    12,500     James River Coal Co. (a) .......................         139,750
    49,900     SulphCo, Inc. (a) ..............................         260,478
    53,632     Tri-Valley Corp. (a) ...........................         396,877
    83,500     VAALCO Energy, Inc. (a) ........................         388,275
                                                                   ------------
                                                                      2,834,083
                                                                   ------------
               FINANCIALS -- 14.4%
    33,823     American Equity Investment Life Holding Co. ....         280,393
    23,100     American Home Mortgage Investment Corp. ........             393
    50,000     Anworth Mortgage Asset Corp. ...................         413,000
    20,777     Arbor Realty Trust, Inc. .......................         334,718
     1,331     Arrow Financial Corp. ..........................          28,603
    15,410     ASTA Funding, Inc. .............................         407,440
     6,213     Avatar Holdings, Inc. (a) ......................         259,828
     1,571     Bank of Florida Corp. (a) ......................          18,067
    17,491     Bank of the Ozarks, Inc. .......................         458,264
    28,062     BankUnited Financial Corp. .....................         193,628
     7,700     Calamos Asset Management, Inc. .................         229,306
     1,742     Capital City Bank Group, Inc. ..................          49,159
     8,766     Capital Trust, Inc. - Class A ..................         268,678
    27,396     Cascade Bancorp, Inc. ..........................         381,352
    12,781     Chemical Financial Corp. .......................         304,060
     6,406     Citizens, Inc. (a) .............................          35,425
    13,647     City Bank ......................................         305,966
    18,206     Coinstar, Inc. (a) .............................         512,499
     6,500     Commerce Group, Inc. (The) .....................         233,870
    22,184     Community Bank System, Inc. ....................         440,796
     2,251     Consolidated-Tomoka Land Co. ...................         141,093
    33,023     Corus Bankshares, Inc. .........................         352,356
     8,700     CoStar Group, Inc. (a) .........................         411,075
    27,100     Crystal River Capital, Inc. ....................         391,324
    21,000     CVB Financial Corp. ............................         217,140
    43,900     Deerfield Capital Corp. ........................         351,200
     5,900     Dime Community Bancshares ......................          75,343
     8,500     Euronet WorldWide, Inc. (a) ....................         255,000
       200     Fidelity Southern Corp. ........................           1,866
    33,652     Financial Federal Corp. ........................         750,103
    34,829     First Acceptance Corp. (a) .....................         146,978
     4,000     First Charter Corp. ............................         119,440
     2,017     First Clover Leaf Financial Corp. ..............          20,473
    33,287     First Commonwealth Financial Corp. .............         354,506
     4,101     First Financial Bancorp ........................          46,751
    11,209     First Financial Bankshares, Inc. ...............         422,019

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 67.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               FINANCIALS -- 14.4% (CONTINUED)
    11,637     First Industrial Realty Trust, Inc. ............    $    402,640
    12,800     First Marblehead Corp. (The) ...................         195,840
    15,366     First Place Financial Corp. ....................         214,970
     3,610     First Regional Bancorp (a) .....................          68,193
       800     First South Bancorp, Inc. ......................          17,752
     5,800     FirstFed Financial Corp. (a) ...................         207,756
    10,313     F.N.B. Corp. ...................................         151,601
    11,248     FPIC Insurance Group, Inc. (a) .................         483,439
    85,558     Franklin Bank Corp. (a) ........................         368,755
    20,137     Glacier Bancorp, Inc. ..........................         377,367
    14,987     Gladstone Capital Corp. ........................         254,779
     7,027     Greenhill & Co., Inc. ..........................         467,155
     8,790     Heartland Payment Systems, Inc. ................         235,572
     4,400     Hercules Technology Growth Capital, Inc. .......          54,648
     2,000     Horizon Financial Corp. ........................          34,880
    29,500     IndyMac Bancorp, Inc. ..........................         175,525
    12,269     Infinity Property & Casualty Corp. .............         443,279
    12,613     Integra Bank Corp. .............................         177,970
    27,800     JER Investors Trust, Inc. ......................         299,406
     7,600     KBW, Inc. (a) ..................................         194,484
       700     K-Fed Bancorp ..................................           7,063
    23,997     Kite Realty Group Trust ........................         366,434
     5,480     Life Partners Holdings, Inc. ...................         151,796
    15,100     MarketAxess Holdings, Inc. (a) .................         193,733
       123     MetroCorp Bancshares, Inc. .....................           1,599
    22,350     MGIC Investment Corp. ..........................         501,311
    12,000     MVC Capital, Inc. ..............................         193,680
    25,759     National Penn Bancshares, Inc. .................         389,991
    15,200     NorthStar Realty Finance Corp. .................         135,584
    22,093     Old National Bancorp ...........................         330,511
     4,100     Pacific Premier Bancorp, Inc. (a) ..............          28,331
    10,883     Pennsylvania Real Estate Investment Trust ......         323,007
     4,500     PFF Bancorp, Inc. ..............................          54,180
     8,520     Portfolio Recovery Associates, Inc. (a) ........         337,988
    33,300     RAIT Financial Trust ...........................         287,046
       400     Republic First Bancorp, Inc. (a) ...............           2,760
     1,200     RLI Corp. ......................................          68,148
     9,705     S&T Bancorp, Inc. ..............................         268,246
    28,022     Seacoast Banking Corp. of Florida ..............         288,066
    10,600     Security Bank Corp. ............................          96,884
       200     Somerset Hills Bancorp .........................           2,600
    17,759     Southwest Bancorp ..............................         325,523
    12,300     St. Joe Co. (The) ..............................         436,773
     1,575     Stifel Financial Corp. (a) .....................          82,798
    14,911     Sun Communities, Inc. ..........................         314,175
     1,834     S.Y. Bancorp, Inc. .............................          43,906
     5,959     Tompkins Financial Corp. .......................         231,209
    48,010     TrustCo Bank Corp. NY ..........................         476,259
     4,268     Urstadt Biddle Properties, Inc. - Class A ......          66,154
    17,414     U.S. Global Investors, Inc. ....................         290,117

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 67.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               FINANCIALS -- 14.4% (CONTINUED)
   249,900     W Holding Co., Inc. ............................    $    302,379
    11,062     Westamerica Bancorp ............................         492,812
    33,912     Wilshire Bancorp, Inc. .........................         266,209
    13,500     World Acceptance Corp. (a) .....................         364,230
    39,040     W.P. Stewart & Co. Ltd. ........................         199,495
     5,000     Zenith National Insurance Corp. ................         223,650
     6,433     ZipRealty, Inc. (a) ............................          36,025
                                                                   ------------
                                                                     22,218,795
                                                                   ------------
               HEALTH CARE -- 10.5%
     2,800     Acorda Therapeutics, Inc. (a) ..................          61,488
       700     Advanced Medical Optics, Inc. (a) ..............          17,171
    17,221     America Service Group, Inc. (a) ................         126,230
     5,069     Ardea Biosciences, Inc. (a) ....................          77,606
    47,600     Arena Pharmaceuticals, Inc. (a) ................         372,708
     3,100     Arthrocare Corp. (a) ...........................         148,955
    21,844     Aspect Medical Systems, Inc. (a) ...............         305,816
    40,892     AspenBio Pharma, Inc. (a) ......................         356,578
    24,600     ATS Medical, Inc. (a) ..........................          54,366
    35,000     Cambrex Corp. ..................................         293,300
       200     CAS Medical Systems, Inc. (a) ..................           1,100
   116,800     Cell Genesys, Inc. (a) .........................         268,640
    13,437     Cleveland Biolabs, Inc. (a) ....................         118,246
     3,048     Clinical Data, Inc. (a) ........................          67,818
    17,213     Conceptus, Inc. (a) ............................         331,178
    12,817     Cryocor, Inc. (a) ..............................          40,758
    34,900     CV Therapeutics, Inc. (a) ......................         315,845
    18,800     Cyberonics, Inc. (a) ...........................         247,408
   118,003     CytRx Corp. (a) ................................         335,129
    55,000     Dendreon Corp. (a) .............................         342,100
    51,602     DexCom, Inc. (a) ...............................         455,646
    34,203     Durect Corp. (a) ...............................         219,925
       509     Dyax Corp. (a) .................................           1,863
     7,540     Dynavax Technologies Corp. (a) .................          38,303
    44,300     Elite Pharmaceuticals, Inc. - Class A (a) ......          95,688
   116,938     Genitope Corp. (a) .............................          86,534
    13,600     Greatbatch, Inc. (a) ...........................         271,864
    16,050     Healthcare Services Group, Inc. ................         339,939
    23,464     HEALTHSOUTH Corp. (a) ..........................         492,744
     2,100     Healthways, Inc. (a) ...........................         122,724
    47,868     Human Genome Sciences, Inc. (a) ................         499,742
    11,296     ICU Medical, Inc. (a) ..........................         406,769
     3,000     Integra LifeSciences Holdings Corp. (a) ........         125,790
    13,700     InterMune, Inc. (a) ............................         182,621
    99,212     Introgen Therapeutics, Inc. (a) ................         290,691
     3,555     IRIS International, Inc. (a) ...................          69,749
    10,499     Kensey Nash Corp. (a) ..........................         314,130
    49,700     Keryx Biopharmaceuticals, Inc. (a) .............         417,480
     1,000     Lannett Co., Inc. (a) ..........................           3,060
    10,500     LCA-Vision, Inc. ...............................         209,685

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 67.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               HEALTH CARE -- 10.5% (CONTINUED)
    84,572     Ligand Pharmaceuticals, Inc. (a) ...............    $    408,483
    14,400     Luminex Corp. (a) ..............................         233,856
    51,097     Mannatech, Inc. ................................         322,933
    54,951     MannKind Corp. (a) .............................         437,410
    13,600     Martek Biosciences Corp. (a) ...................         402,288
    31,800     Medarex, Inc. (a) ..............................         331,356
    18,400     Medivation, Inc. (a) ...........................         264,960
     1,031     Minrad International, Inc. (a) .................           3,351
     1,570     MTS Medication Technologies, Inc. (a) ..........          20,646
    63,900     Nautilus, Inc. .................................         309,915
    31,452     Neurometrix, Inc. (a) ..........................         289,358
   208,051     Northfield Laboratories, Inc. (a) ..............         214,293
    17,154     NxStage Medical, Inc. (a) ......................         260,226
    13,100     Osiris Therapeutics, Inc. (a) ..................         157,462
     5,300     Oxigene, Inc. (a) ..............................          13,197
     8,000     Par Pharmaceutical Cos., Inc. (a) ..............         192,000
    22,168     PDL BioPharma, Inc. (a) ........................         388,383
    25,300     Pozen, Inc. (a) ................................         303,600
    18,213     Providence Service Corp. (a) ...................         512,514
    27,905     Salix Pharmaceuticals Ltd. (a) .................         219,891
    31,675     Stereotaxis, Inc. (a) ..........................         387,069
    88,970     Telik, Inc. (a) ................................         308,726
    48,100     Trimeris, Inc. (a) .............................         335,738
     4,400     USANA Health Sciences, Inc. (a) ................         163,152
    43,383     Verenium Corp. (a) .............................         216,481
     5,900     Vertex Pharmaceuticals, Inc. (a) ...............         137,057
    16,800     Watson Pharmaceuticals, Inc. (a) ...............         455,952
     8,900     West Pharmaceutical Services, Inc. .............         361,251
                                                                   ------------
                                                                     16,178,935
                                                                   ------------
               INDUSTRIALS -- 11.2%
    43,500     Accuride Corp. (a) .............................         341,910
    19,053     American Woodmark Corp. ........................         346,383
     7,736     AMREP Corp. (a) ................................         236,335
    44,700     Basin Water, Inc. (a) ..........................         369,669
    20,000     Bowne & Co., Inc. ..............................         352,000
    27,191     Brookfield Homes Corp. .........................         429,618
    35,900     Builders FirstSource, Inc. (a) .................         259,198
   150,699     C&D Technologies, Inc. (a) .....................         996,120
     7,400     Ceradyne, Inc. (a) .............................         347,282
     9,900     Curtis-Wright Corp. ............................         496,980
    14,793     Document Security Systems, Inc. (a) ............          96,006
    14,200     Energy Conversion Devices, Inc. (a) ............         477,830
    45,400     Escala Group, Inc. (a) .........................          95,340
    49,782     ExpressJet Holdings, Inc. (a) ..................         123,459
    54,900     Fleetwood Enterprises, Inc. (a) ................         328,302
    12,265     Franklin Electric Co. ..........................         469,381
    86,053     Frontier Airlines Holdings, Inc. (a) ...........         452,639
    11,900     Fuel-Tech, Inc. (a) ............................         269,535

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 67.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               INDUSTRIALS -- 11.2% (CONTINUED)
    16,593     Gaiam, Inc. - Class A (a) ......................    $    492,480
    28,900     Gencorp, Inc. (a) ..............................         336,974
    42,047     Great Lakes Dredge & Dock Co. ..................         366,650
     9,886     HEICO Corp. ....................................         538,589
   148,563     Home Solutions of America, Inc. (a) ............         148,563
    10,000     Hub Group, Inc. - Class A (a) ..................         265,800
    48,738     Hudson Highland Group, Inc. (a) ................         409,887
     9,580     Information Services Group, Inc. (a) ...........          65,623
    29,018     Innovative Solutions and Support, Inc. (a) .....         281,184
    32,991     Insituform Technologies, Inc. (a) ..............         488,267
    33,586     Insteel Industries, Inc. .......................         393,964
    19,600     Intermec, Inc. (a) .............................         398,076
    22,412     iRobot Corp. (a) ...............................         405,209
     7,300     Knight Transportation, Inc. ....................         108,113
    40,458     Marchex, Inc. - Class B ........................         439,374
    15,000     Marine Products Corp. ..........................         105,150
    35,876     Medis Technologies Ltd. (a) ....................         553,567
     2,500     Middleby Corp. (a) .............................         191,550
    32,024     M/I Homes, Inc. ................................         336,252
     8,952     MTC Technologies, Inc. (a) .....................         210,372
    48,044     Mueller Water Products, Inc. ...................         457,379
    10,400     Odyssey Marine Exploration, Inc. (a) ...........          64,376
     1,400     Overseas Shipholding Group, Inc. ...............         104,202
     9,069     Park Electrochemical Corp. .....................         256,108
     8,707     Pinnacle Airlines Corp. (a) ....................         132,782
    81,564     Presstek, Inc. (a) .............................         417,608
    26,859     Raser Technologies, Inc. (a) ...................         398,856
    34,459     Research Frontiers, Inc. (a) ...................         344,590
    13,022     Simpson Manufacturing Co., Inc. ................         346,255
     4,389     Spire Corp. (a) ................................         103,800
     1,309     Thomas Group, Inc. .............................           9,726
     2,800     TrueBlue, Inc. (a) .............................          40,544
    32,908     TurboChef Technologies, Inc. (a) ...............         542,982
     3,560     Universal Forest Products, Inc. ................         104,878
     8,600     U.S. Home Systems, Inc. (a) ....................          46,010
   132,934     Valence Technology, Inc. (a) ...................         264,539
     4,073     Versar, Inc. (a) ...............................          26,393
     9,300     Watsco, Inc. ...................................         341,868
    12,900     Werner Enterprises, Inc. .......................         219,687
     3,800     YRC Worldwide, Inc. (a) ........................          64,942
                                                                   ------------
                                                                     17,311,156
                                                                   ------------
               INFORMATION TECHNOLOGY -- 7.7%
    27,244     3D Systems Corp. (a) ...........................         420,647
    13,100     Acacia Research Corp. - Acacia Technologies
                 Group (a) ....................................         117,638
     4,900     ACI Worldwide, Inc. (a) ........................          93,296
    29,200     Advanced Energy Industries, Inc. (a) ...........         381,936
     1,839     Astro-Med, Inc. ................................          18,133
    11,448     Black Box Corp. ................................         414,074
    84,790     Borland Software Corp. (a) .....................         255,218

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 67.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY -- 7.7% (CONTINUED)
     3,200     Cabot Microelectronics Corp. (a) ...............    $    114,912
   129,568     Convera Corp. - Class A (a) ....................         358,903
    13,100     Convergys Corp. (a) ............................         215,626
     1,800     Diodes, Inc. (a) ...............................          54,126
    25,621     DSP Group, Inc. (a) ............................         312,576
    10,440     Easylink Services International Corp. (a) ......          32,051
    10,300     FormFactor, Inc. (a) ...........................         340,930
    13,008     Forrester Research, Inc. (a) ...................         364,484
    23,100     Imation Corp. ..................................         485,100
    23,719     iMERGENT, Inc. .................................         251,184
    19,600     Innerworkings, Inc. (a) ........................         338,296
    20,800     Internap Network Services Corp. (a) ............         173,264
    44,251     Internet Capital Group, Inc. (a) ...............         519,507
    89,947     Ionatron, Inc. (a) .............................         257,249
    73,190     iPass, Inc. (a) ................................         297,152
     2,453     Lumera Corp. (a) ...............................           6,402
    35,313     Maxwell Technologies, Inc. (a) .................         292,039
    35,309     Midway Games, Inc. (a) .........................          97,453
    75,966     MIPS Technologies, Inc. (a) ....................         376,791
     4,465     NVE Corp. (a) ..................................         109,839
    45,050     ParkerVision, Inc. (a) .........................         712,691
    35,100     RAE Systems, Inc. (a) ..........................          94,770
    30,400     Rudolph Technologies, Inc. (a) .................         344,128
    12,784     ScanSource, Inc. (a) ...........................         413,562
    51,257     Sonic Solutions (a) ............................         532,560
    13,448     Stratasys, Inc. (a) ............................         347,496
     3,800     Supertex, Inc. (a) .............................         118,902
    70,799     Syntax-Brillian Corp. (a) ......................         218,061
    24,126     Take-Two Interactive Software, Inc. (a) ........         445,125
    43,254     Terremark Worldwide, Inc. (a) ..................         281,151
    26,811     TheStreet.com, Inc. ............................         426,831
    14,900     Think Partnership, Inc. (a) ....................          22,648
    14,800     THQ, Inc. (a) ..................................         417,212
     1,100     Tumbleweed Communications Corp. (a) ............           1,848
     7,168     USA Technologies, Inc. (a) .....................          35,553
     1,100     VistaPrint Ltd. (a) ............................          47,135
    34,900     Volterra Semiconductor Corp. (a) ...............         384,947
     1,400     Wave Systems Corp. (a) .........................           2,030
     1,200     WJ Communications, Inc. (a) ....................             888
       200     WPCS International, Inc. (a) ...................           1,892
    36,445     X-Rite, Inc. (a) ...............................         423,491
                                                                   ------------
                                                                     11,971,747
                                                                   ------------
               MATERIALS -- 2.2%
    12,000     AbitibiBowater, Inc. ...........................         247,320
    13,111     American Vanguard Corp. ........................         227,476
    37,429     Beacon Roofing Supply, Inc. (a) ................         315,152
     4,300     Century Aluminum Co. (a) .......................         231,942
     3,991     Deltic Timber Corp. ............................         205,496
    43,790     General Steel Holdings, Inc. (a) ...............         387,104

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 67.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               MATERIALS -- 2.2% (CONTINUED)
    35,500     Georgia Gulf Corp. .............................    $    235,010
    28,542     Headwaters, Inc. (a) ...........................         335,083
    43,400     International Coal Group, Inc. (a) .............         232,624
    16,800     Mercer International, Inc. (a) .................         131,544
    11,800     Polyone Corp. (a) ..............................          77,644
    10,000     RPM International, Inc. ........................         203,000
    54,200     Trex Co., Inc. (a) .............................         459,616
     4,593     U.S. Energy Corp. (a) ..........................          19,520
     5,737     W.R. Grace & Co. (a) ...........................         150,195
                                                                   ------------
                                                                      3,458,726
                                                                   ------------
               TELECOMMUNICATIONS SERVICES -- 0.8%
    61,500     Cincinnati Bell, Inc. (a) ......................         292,125
    12,100     FairPoint Communications, Inc. .................         157,542
    12,166     I.D. Systems, Inc. (a) .........................         151,588
    26,500     IDT Corp. ......................................         223,925
    57,001     Symmetricom, Inc. (a) ..........................         268,475
   156,629     Telkonet, Inc. (a) .............................         130,002
                                                                   ------------
                                                                      1,223,657
                                                                   ------------
               UTILITIES -- 0.7%
    15,000     El Paso Electric Co. (a) .......................         383,550
    11,800     Piedmont Natural Gas Co. .......................         308,688
     1,800     Pure Cycle Corp. (a) ...........................          13,842
    10,500     Vectren Corp. ..................................         304,605
                                                                   ------------
                                                                      1,010,685
                                                                   ------------
               TOTAL SECURITIES SOLD SHORT -- 67.1%
                 (Proceeds $118,142,249) ......................    $103,758,375
                                                                   ------------

(a)   Non-income producing security.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS -- 99.6%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- 9.4%
        33     Ark Restaurants Corp. ..........................    $      1,215
     1,500     BJ's Wholesale Club, Inc. (a) ..................          50,745
    10,800     drugstore.com, Inc. (a) ........................          35,640
    11,600     Elixir Gaming Technologies, Inc. (a) ...........          49,880
     2,900     Fuel Systems Solutions, Inc. (a) ...............          41,441
     5,100     Luby's, Inc. (a) ...............................          51,816
     3,029     Man Sang Holdings, Inc. (a) ....................          27,291
     5,500     New Frontier Media, Inc. .......................          30,250
       555     Oil-Dri Corp. ..................................          12,177
     3,100     Princeton Review, Inc. (The) (a) ...............          25,823
     2,180     Red Lion Hotels Corp. (a) ......................          21,691
     3,200     Rex Stores Corp. (a) ...........................          50,464
     2,407     Rush Enterprises, Inc. - Class B (a) ...........          42,844
     5,400     ValueVision Media, Inc. - Class A (a) ..........          33,966
                                                                   ------------
                                                                        475,243
                                                                   ------------
               CONSUMER STAPLES -- 1.9%
     4,800     Del Monte Foods Co. ............................          45,408
     2,000     Ingles Markets, Inc. ...........................          50,780
                                                                   ------------
                                                                         96,188
                                                                   ------------
               ENERGY -- 7.3%
     1,500     Alon USA Energy, Inc. ..........................          40,770
     1,300     AmeriGas Partners, L.P. ........................          46,852
       600     Atwood Oceanics, Inc. (a) ......................          60,144
     6,300     BMB Munai, Inc. (a) ............................          39,375
     1,200     Double Eagle Petroleum Co. (a) .................          18,912
     6,500     Dune Energy, Inc. (a) ..........................          13,325
       600     Panhandle Oil and Gas, Inc. ....................          15,378
     1,700     Penn Virginia Resource Partners, L.P. ..........          41,769
       997     T-3 Energy Services, Inc. (a) ..................          46,869
     2,400     Venoco, Inc. (a) ...............................          47,832
                                                                   ------------
                                                                        371,226
                                                                   ------------
               FINANCIALS -- 15.8%
     1,347     Access National Corp. ..........................           8,122
     1,800     Affirmative Insurance Holdings, Inc. ...........          18,684
     2,100     American Land Lease, Inc. ......................          41,643
       800     American Safety Insurance Holdings Ltd. (a) ....          15,720
     2,900     AmTrust Financial Services, Inc. ...............          39,933
     1,070     Bancorp Rhode Island, Inc. .....................          36,530
       338     Bridge Capital Holdings (a) ....................           7,233
     4,100     Capstead Mortgage Corp. ........................          54,079
     3,300     Cogdell Spencer, Inc. ..........................          52,569
     2,500     Eastern Insurance Holdings, Inc. ...............          41,150
     1,652     eHealth, Inc. (a) ..............................          53,046
     2,900     EZCORP, Inc. - Class A(a) ......................          32,741
       100     First Bancshares, Inc. (The) ...................           2,000
     1,604     First Security Group, Inc. .....................          14,388
       322     FNB Corp. ......................................           7,480

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 99.6% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               FINANCIALS -- 15.8% (CONTINUED)
     1,543     Gateway Financial Holdings, Inc. ...............    $     18,408
     3,358     Hallmark Financial Services, Inc. (a) ..........          53,258
     2,000     Intervest Bancshares Corp. .....................          34,440
       351     MASSBANK Corp. .................................          12,783
     2,500     Mercantile Bank Corp. ..........................          38,750
     2,000     One Liberty Properties, Inc. ...................          36,740
       399     Pacific Continental Corp. ......................           4,972
     1,400     Raymond James Financial, Inc. ..................          45,724
     4,417     Supertel Hospitality, Inc. .....................          27,120
     1,000     UMH Properties, Inc. ...........................          11,800
     1,220     Westwood Holdings Group, Inc. ..................          45,872
     1,800     Whitney Holding Corp. ..........................          47,070
                                                                   ------------
                                                                        802,255
                                                                   ------------
               HEALTH CARE -- 14.7%
     4,200     Alphatec Holdings, Inc. (a) ....................          21,168
     1,974     Anika Therapeutics, Inc. (a) ...................          28,662
     5,400     BioScrip, Inc. (a) .............................          41,742
     4,237     Corcept Therapeutics, Inc. (a) .................          13,092
     4,600     Emergent BioSolutions, Inc. (a) ................          23,276
     1,600     E-Z-EM, Inc. (a) ...............................          33,168
     5,000     Hanger Orthopedic Group, Inc. (a) ..............          55,050
     6,900     Health Grades, Inc. (a) ........................          41,055
       900     Hillenbrand Industries, Inc. ...................          50,157
     4,800     Home Diagnostics, Inc. (a) .....................          39,216
     6,300     Indevus Pharmaceuticals, Inc. (a) ..............          43,785
       599     MEDTOX Scientific, Inc. (a) ....................          10,824
     1,174     Neogen Corp. (a) ...............................          31,170
     2,648     Nutraceutical International Corp. (a) ..........          35,086
     1,916     Optimer Pharmaceuticals, Inc. (a) ..............          13,412
     4,200     Repligen Corp. (a) .............................          27,510
     2,278     Somanetics Corp. (a) ...........................          53,875
     2,700     Synovis Life Technologies, Inc. (a) ............          52,785
     5,644     Third Wave Technologies, Inc. (a) ..............          54,465
     2,700     Transcend Services, Inc. (a) ...................          43,875
     2,500     Volcano Corp. (a) ..............................          31,275
                                                                   ------------
                                                                        744,648
                                                                   ------------
               INDUSTRIALS -- 17.2%
     2,000     AeroVironment, Inc. (a) ........................          48,400
       202     Alamo Group, Inc. ..............................           3,660
     1,200     American Railcar Industries, Inc. ..............          23,100
     1,400     Ampco-Pittsburgh Corp. .........................          53,382
       964     Astronics Corp. (a) ............................          40,970
     2,029     Chase Corp. ....................................          51,232
     1,500     Ducommun, Inc. (a) .............................          57,000
     2,900     Force Protection, Inc (a) ......................          13,572
     1,500     Gardner Denver, Inc. (a) .......................          49,500
     2,662     Herley Industries, Inc. (a) ....................          36,602
     1,596     Key Technology, Inc. (a) .......................          55,062

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 99.6% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               INDUSTRIALS -- 17.2% (CONTINUED)
     1,000     Kirby Corp. (a) ................................    $     46,480
       200     K-Tron International, Inc. (a) .................          23,850
     1,500     L.S. Starrett Co. (The) - Class A ..............          25,365
     3,471     Met-Pro Corp. ..................................          41,930
     2,400     Mitcham Industries, Inc. (a) ...................          49,344
       700     Robbins & Myers, Inc. ..........................          52,941
     2,900     Spectrum Control, Inc. (a) .....................          44,660
       993     TransDigm Group, Inc. (a) ......................          44,854
       863     VSE Corp. ......................................          42,149
     1,800     Waste Industries USA, Inc. .....................          65,340
                                                                   ------------
                                                                        869,393
                                                                   ------------
               INFORMATION TECHNOLOGY -- 21.6%
     7,600     Adept Technology, Inc. (a) .....................          60,420
     7,500     Alliance Fiber Optic Products, Inc (a) .........          15,000
     5,400     American Software, Inc. - Class A ..............          45,900
     1,200     Axsys Technologies, Inc. (a) ...................          43,980
     1,000     Blue Coat Systems, Inc. (a) ....................          32,870
     4,750     CEVA, Inc. (a) .................................          57,808
     6,100     Digimarc Corp. (a) .............................          53,802
     2,800     Fairchild Semiconductor International, Inc (a) .          40,404
     4,300     Furmanite Corp. (a) ............................          50,740
     3,700     Globecomm Systems, Inc. (a) ....................          43,290
     1,600     ICF International, Inc. (a) ....................          40,416
     6,800     Integrated Silicon Solution, Inc. (a) ..........          45,016
     9,900     Iomega Corp. (a) ...............................          34,353
       400     Logility, Inc. (a) .............................           5,084
     3,300     Moldflow Corp. (a) .............................          53,163
     6,000     NaviSite, Inc. (a) .............................          30,360
     2,952     NCI, Inc. - Class A (a) ........................          50,509
     4,123     NetScout Systems, Inc. (a) .....................          52,651
     1,600     Power Integrations, Inc. (a) ...................          55,088
     5,600     Radyne Corp. (a) ...............................          51,520
       500     Sigma Designs, Inc. (a) ........................          27,600
     5,000     STEC, Inc. (a) .................................          43,700
     7,600     SumTotal Systems, Inc. (a) .....................          36,100
     2,471     Tier Technologies, Inc. - Class B (a) ..........          21,003
     8,600     TriQuint Semiconductor, Inc. (a) ...............          57,018
     4,240     Website Pros, Inc. (a) .........................          49,226
                                                                   ------------
                                                                      1,097,021
                                                                   ------------
               MATERIALS -- 6.9%
     3,600     ICO, Inc. (a) ..................................          46,224
       700     Kaiser Aluminum Corp. ..........................          55,636
     2,400     Mesabi Trust ...................................          49,320
     6,000     Omnova Solutions, Inc. (a) .....................          26,460
     1,500     Penford Corp. ..................................          38,385
     1,900     Rock-Tenn Co. - Class A ........................          48,279
       400     Terra Nitrogen Co., L.P. .......................          59,812
       700     Universal Stainless & Alloy Products, Inc. (a) .          24,899
                                                                   ------------
                                                                        349,015
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 99.6% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               TELECOMMUNICATIONS SERVICES -- 3.8%
     4,200     Centennial Communications Corp. (a) ............    $     39,018
     2,835     D&E Communications, Inc. .......................          40,966
     1,900     NTELOS Holdings Corp. ..........................          56,411
     3,500     Syniverse Holdings, Inc. (a) ...................          54,531
                                                                   ------------
                                                                        190,926
                                                                   ------------
               UTILITIES -- 1.0%
     1,800     Unitil Corp. ...................................          51,120

               TOTAL COMMON STOCKS (Cost $5,029,829) ..........    $  5,047,035
                                                                   ------------

================================================================================
    SHARES     MONEY MARKET SECURITIES -- 0.1%                         VALUE
--------------------------------------------------------------------------------
     6,028     UMB Money Market Fiduciary Fund (Cost $6,028) ..    $      6,028
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE -- 99.7%
                 (Cost $5,035,857) ............................    $  5,053,063

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3% ..          13,208
                                                                   ------------
               TOTAL NET ASSETS -- 100.0% .....................    $  5,066,271
                                                                   ============

(a)   Non-income producing security.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007 (UNAUDITED)
===============================================================================================
                                                                   TFS                 TFS
                                                                  MARKET              SMALL
                                                               NEUTRAL FUND         CAP FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost ...................................    $  159,019,734     $    5,035,857
                                                              ==============     ==============
   At value (Note 2) .....................................    $  156,659,387     $    5,053,063
Cash .....................................................            24,322                 --
Deposits with brokers for securities sold short (Note 2) .       110,374,723                 --
Dividends receivable .....................................           282,822              5,472
Receivable for investment securities sold ................         1,003,070                 --
Receivable for capital shares sold .......................           342,540                 --
Receivable from Adviser (Note 4) .........................                --              5,429
Other assets .............................................            55,327             12,157
                                                              --------------     --------------
   TOTAL ASSETS ..........................................       268,742,191          5,076,121
                                                              --------------     --------------
LIABILITIES
Securities sold short, at value (Note 2)
   (proceeds $118,142,249) ...............................       103,758,375                 --
Payable for investment securities purchased ..............         8,601,605                 --
Payable for capital shares redeemed ......................         1,132,730                 --
Dividends payable on securities sold short (Note 2) ......           288,761                 --
Payable to Adviser (Note 4) ..............................           263,742                 --
Payable to administrator (Note 4) ........................            25,200              6,000
Other accrued expenses ...................................            26,552              3,850
                                                              --------------     --------------
   TOTAL LIABILITIES .....................................       114,096,965              9,850
                                                              --------------     --------------

NET ASSETS ...............................................    $  154,645,226     $    5,066,271
                                                              ==============     ==============
NET ASSETS CONSIST OF:
Paid-in capital ..........................................    $  148,910,168     $    5,134,495
Accumulated net investment loss ..........................          (459,289)           (47,769)
Accumulated net realized losses from security transactions        (5,829,180)           (37,661)
Net unrealized appreciation (depreciation) on:
   Investments ...........................................        (2,360,347)            17,206
   Short positions .......................................        14,383,874                 --
                                                              --------------     --------------
Net assets ...............................................    $  154,645,226     $    5,066,271
                                                              ==============     ==============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ............        10,671,800            494,301
                                                              ==============     ==============
Net asset value, redemption price and
   offering price per share (a) (Note 2) .................    $        14.49     $        10.25
                                                              ==============     ==============

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)
==============================================================================================
                                                                     TFS               TFS
                                                                    MARKET            SMALL
                                                                 NEUTRAL FUND       CAP FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ................................................    $  2,480,327     $     30,275
                                                                 ------------     ------------
EXPENSES
   Investment advisory fees (Note 4) ........................       1,885,552           63,225
   Dividend expense on securities sold short (Note 2) .......         767,505               --
   Administration fees (Note 4) .............................         102,929           12,000
   Borrowing costs ..........................................          76,920            1,581
   Custodian fees ...........................................          45,545            6,893
   Transfer agent fees (Note 4) .............................          32,236            9,000
   Accounting services fees (Note 4) ........................          23,443           15,266
   Professional fees ........................................          19,069           10,911
   Registration fees ........................................          21,555            7,844
   Pricing fees .............................................          13,362            2,107
   Insurance expense ........................................          13,782              711
   Printing of shareholder reports ..........................          12,778            1,278
   Trustees' fees and expenses ..............................           5,018            5,018
   Compliance service fees (Note 4) .........................           4,500            4,500
   Postage and supplies .....................................           6,528            2,442
   Other expenses ...........................................           5,259            3,023
                                                                 ------------     ------------
      TOTAL EXPENSES ........................................       3,035,981          145,799
   Fees waived and expenses reimbursed
      by the Adviser (Note 4) ...............................         (96,498)         (67,755)
                                                                 ------------     ------------
      NET EXPENSES ..........................................       2,939,483           78,044
                                                                 ------------     ------------

NET INVESTMENT LOSS .........................................        (459,156)         (47,769)
                                                                 ------------     ------------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS AND
   SECURITIES SOLD SHORT
   Net realized gains (losses) from security transactions of:
      Investments ...........................................     (12,755,721)         (26,033)
      Securities sold short .................................       8,340,352               --
   Net change in unrealized appreciation (depreciation) on:
      Investments ...........................................     (13,922,996)        (388,691)
      Securities sold short .................................      11,957,713               --
                                                                 ------------     ------------
NET REALIZED AND UNREALIZED
   LOSSES ON INVESTMENTS ....................................      (6,380,652)        (414,724)
                                                                 ------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS ..........................................    $ (6,839,808)    $   (462,493)
                                                                 ============     ============

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
==================================================================================================
                                                                  SIX MONTHS
                                                                     ENDED               YEAR
                                                                  DECEMBER 31,          ENDED
                                                                      2007             JUNE 30,
                                                                  (UNAUDITED)            2007
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss) .............................    $     (459,156)    $       75,557
   Net realized gains (losses) from security transactions of:
      Investments ...........................................       (12,755,721)         9,769,096
      Short positions .......................................         8,340,352         (6,885,849)
   Net change in unrealized appreciation (depreciation) on:
      Investments ...........................................       (13,922,996)        10,627,956
      Short positions .......................................        11,957,713          1,596,711
                                                                 --------------     --------------
Net increase (decrease) in net assets from operations .......        (6,839,808)        15,183,471
                                                                 --------------     --------------
FROM DISTRIBUTIONS
   Distributions from net investment income .................           (75,690)                --
   Distributions from net realized gains
      from security transactions ............................        (4,093,380)          (877,699)
                                                                 --------------     --------------
Net decrease in net assets from distributions to shareholders        (4,169,070)          (877,699)
                                                                 --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ................................        66,777,350        183,577,660
   Net asset value of shares issued in
      reinvesment of distributions to shareholders ..........         3,396,677            819,201
   Proceeds from redemption fees collected (Note 2) .........           933,571             83,852
   Payments for shares redeemed .............................      (116,839,696)        (9,878,017)
                                                                 --------------     --------------
Net increase (decrease) in net assets
   from capital share transactions ..........................       (45,732,098)       174,602,696
                                                                 --------------     --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....................       (56,740,976)       188,908,468

NET ASSETS
   Beginning of period ......................................       211,386,202         22,477,734
                                                                 --------------     --------------
   End of period ............................................    $  154,645,226     $  211,386,202
                                                                 ==============     ==============
ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME (LOSS) .............................    $     (459,289)    $       75,557
                                                                 ==============     ==============
CAPITAL SHARE ACTIVITY
   Shares sold ..............................................         4,612,036         13,360,163
   Shares issued in reinvestment of
      distributions to shareholders .........................           239,540             61,272
   Shares redeemed ..........................................        (8,668,464)          (739,689)
                                                                 --------------     --------------
   Net increase (decrease) in shares outstanding ............        (3,816,888)        12,681,746
   Shares outstanding, beginning of period ..................        14,488,688          1,806,942
                                                                 --------------     --------------
   Shares outstanding, end of period ........................        10,671,800         14,488,688
                                                                 ==============     ==============

See accompanying notes to financial statements.

TFS SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================
                                                              SIX MONTHS
                                                                 ENDED             YEAR
                                                              DECEMBER 31,        ENDED
                                                                  2007           JUNE 30,
                                                              (UNAUDITED)          2007
--------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ...................................    $    (47,769)    $    (31,287)
   Net realized gains (losses) from security transactions          (26,033)         780,531
   Net change in unrealized appreciation
      (depreciation) on investments ......................        (388,691)         345,551
                                                              ------------     ------------
Net increase (decrease) in net assets from operations ....        (462,493)       1,094,795
                                                              ------------     ------------
FROM DISTRIBUTIONS
   Distributions from net realized gains
      from security transactions .........................        (760,875)          (1,268)
                                                              ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............................         147,861          693,985
   Net asset value of shares issued in
      reinvesment of distributions to shareholders .......         748,784            1,250
   Proceeds from redemption fees collected (Note 2) ......           1,730              645
   Payments for shares redeemed ..........................        (246,273)         (83,566)
                                                              ------------     ------------
Net increase in net assets from capital share transactions         652,102          612,314
                                                              ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..................        (571,266)       1,705,841

NET ASSETS
   Beginning of period ...................................       5,637,537        3,931,696
                                                              ------------     ------------
   End of period .........................................    $  5,066,271     $  5,637,537
                                                              ============     ============

ACCUMULATED NET INVESTMENT LOSS ..........................    $    (47,769)    $         --
                                                              ============     ============
CAPITAL SHARE ACTIVITY
   Shares sold ...........................................          11,401           60,077
   Shares issued in reinvestment of
      distributions to shareholders ......................          72,486              109
   Shares redeemed .......................................         (20,527)          (7,584)
                                                              ------------     ------------
   Net increase in shares outstanding ....................          63,360           52,602
   Shares outstanding, beginning of period ...............         430,941          378,339
                                                              ------------     ------------
   Shares outstanding, end of period .....................         494,301          430,941
                                                              ============     ============

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
========================================================================================================
                                                 SIX MONTHS
                                                    ENDED          YEAR           YEAR          PERIOD
                                                 DECEMBER 31,     ENDED          ENDED           ENDED
PER SHARE DATA FOR A SHARE                           2007        JUNE 30,       JUNE 30,        JUNE 30,
OUTSTANDING THROUGHOUT EACH PERIOD:              (UNAUDITED)       2007           2006          2005(a)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......    $    14.59     $    12.44     $    10.37     $    10.00
                                                 ----------     ----------     ----------     ----------
Income (loss) from investment operations:
   Net investment income (loss) .............         (0.06)          0.01          (0.04)         (0.11)
   Net realized and unrealized
      gains on investments ..................          0.29           2.35           2.12           0.49
                                                 ----------     ----------     ----------     ----------
Total from investment operations ............          0.23           2.36           2.08           0.38
                                                 ----------     ----------     ----------     ----------
Less distributions:
   Distributions from net
      investment income .....................         (0.01)            --             --             --
   Distributions from net realized gains
      from security transactions ............         (0.40)         (0.22)         (0.01)            --
   Distributions in excess of net
      realized gains (losses) from
      security transactions .................            --             --             --          (0.01)
                                                 ----------     ----------     ----------     ----------
Total distributions .........................         (0.41)         (0.22)         (0.01)         (0.01)
                                                 ----------     ----------     ----------     ----------
Proceeds from redemption
      fees collected (Note 2) ...............          0.08           0.01           0.00(b)        0.00(b)
                                                 ----------     ----------     ----------     ----------
Net asset value at end of period ............    $    14.49     $    14.59     $    12.44     $    10.37
                                                 ==========     ==========     ==========     ==========
Total return (c) ............................         2.17%(d)      19.18%         20.04%          3.77%(d)
                                                 ==========     ==========     ==========     ==========
RATIOS AND SUPPLEMENTAL DATA:
   Net assets at end of period (000's) ......    $  154,645     $  211,386     $   22,478     $    8,101
                                                 ==========     ==========     ==========     ==========
   Ratio of gross expenses to
      average net assets ....................         3.63%(g)       3.30%          5.10%          6.82%(g)

   Ratio of net expenses to
      average net assets (e) ................         3.51%(g)       3.07%          3.21%          3.26%(g)

   Ratio of net expenses to average
      net assets excluding
      dividend expense (e) (f) ..............         2.60%(g)       2.48%          2.49%          2.49%(g)

   Ratio of net expenses to average
      net assets excluding dividend
      expense and borrowing costs(e) (f) ....         2.50%(g)       2.48%          2.49%          2.49%(g)

   Ratio of net investment income (loss)
      to average net assets .................        (0.55%)(g)      0.09%         (0.69%)        (1.77%)(g)

   Portfolio turnover rate ..................           299%(d)        492%           398%           368%(g)

(a) Represents the period from the commencement of operations (September 7, 2004) through June 30, 2005.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e)   Ratio  was   determined   after   advisory   fee   waivers   and   expense
      reimbursements.

(f) Dividend expense totaled 0.91%(g), 0.59%, 0.72% and 0.77%(g) of average net assets for the periods ended December 31, 2007 and June 30, 2007, 2006 and 2005, respectively.

(g)   Annualized.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
FINANCIAL HIGHLIGHTS
=========================================================================================
                                                 SIX MONTHS
                                                   ENDED           YEAR          PERIOD
                                                 DECEMBER 31,     ENDED          ENDED
PER SHARE DATA FOR A SHARE                           2007        JUNE 30,       JUNE 30,
OUTSTANDING THROUGHOUT EACH PERIOD:              (UNAUDITED)       2007          2006(a)
-----------------------------------------------------------------------------------------
Net asset value at beginning of period ......    $    13.08     $    10.39     $    10.00
                                                 ----------     ----------     ----------
Income (loss) from investment operations:
   Net investment loss ......................         (0.10)         (0.07)         (0.01)
   Net realized and unrealized gains
      (losses) on investments ...............         (0.93)          2.76           0.40
                                                 ----------     ----------     ----------
Total from investment operations ............         (1.03)          2.69           0.39
                                                 ----------     ----------     ----------
Less distributions:
   Distributions from net realized gains
      from security transactions ............         (1.80)         (0.00)(b)         --
                                                 ----------     ----------     ----------
Proceeds from redemption fees
   collected (Note 2) .......................          0.00(b)        0.00(b)          --
                                                 ----------     ----------     ----------
Net asset value at end of period ............    $    10.25     $    13.08     $    10.39
                                                 ==========     ==========     ==========
Total return (c) ............................        (7.96%)(d)     25.93%          3.90%(d)
                                                 ==========     ==========     ==========
RATIOS AND SUPPLEMENTAL DATA:
   Net assets at end of period (000's) ......    $    5,066     $    5,638     $    3,932
                                                 ==========     ==========     ==========
   Ratio of gross expenses to
      average net assets ....................         5.51%(f)       5.14%          8.18%(f)

   Ratio of net expenses to
      average net assets (e) ................         2.95%(f)       2.03%          1.72%(f)

   Ratio of net expenses to average net
      assets excluding borrowing costs ......         2.89%(f)       2.03%          1.72%(f)

   Ratio of net investment loss to
      average net assets ....................        (1.81%)(f)     (0.69%)        (0.69%)(f)

   Portfolio turnover rate ..................          109%(d)        419%           184%(f)

(a) Represents the period from the commencement of operations (March 7, 2006) through June 30, 2006.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e)   Ratio  was   determined   after   advisory   fee   waivers   and   expense
      reimbursements.

(f)   Annualized.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================

1.    ORGANIZATION

The TFS Market Neutral Fund and the TFS Small Cap Fund (individually, a "Fund", and collectively, the "Funds") are each a diversified series of TFS Capital Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. As part of the Trust's organization, the TFS Market Neutral Fund issued in a private placement on June 28, 2004 10,000 shares of the Fund, at $10.00 per share, to TFS Capital LLC (the "Adviser"), the investment adviser to the Fund. The Fund commenced operations on September 7, 2004. The TFS Small Cap Fund commenced operations on March 7, 2006.

The TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market. For this purpose, the term "U.S. equity market" means the S&P 500 Index. In addition, the Fund seeks to produce lower volatility than would result from a long-only investment in the U.S. equity market. "Long-only" refers to a portfolio of common stocks that mimics the movement of the S&P 500 Index, as opposed to one that attempts to hedge equity market risk through the use of short positions, equity options or futures contracts.

The TFS Small Cap Fund seeks to produce long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000(R) Index.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation - The Funds' portfolio securities are valued as of the close of the regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time). Securities are valued at market value as of the close on the NYSE on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 180 days of the date of purchase. During the periods ended December 31, 2007 and June 30, 2007, proceeds from redemption fees totaled $933,571 and $83,852, respectively, for the TFS Market Neutral Fund and $1,730 and $645, respectively, for the TFS Small Cap Fund.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. The tax character of distributions paid by each of the Funds during the periods ended December 31, 2007 and June 30, 2007 were as follows:

                                                        Long-Term
                              Period       Ordinary      Capital       Total
                              Ended         Income        Gains    Distributions
                            ----------   ----------    ----------  -------------
TFS Market Neutral Fund     12/31/2007   $4,086,220    $   82,850    $4,169,070
                            6/30/2007    $  362,501    $  515,198    $  877,699

TFS Market Small Cap Fund   12/31/2007   $  760,875    $       --    $  760,875
                            6/30/2007    $    1,268    $       --    $    1,268

Short positions - The TFS Market Neutral Fund may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expenses - Common expenses of the Trust are allocated between the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Federal income tax - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of December 31, 2007:

                                                 TFS MARKET          TFS SMALL
                                                NEUTRAL FUND          CAP FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments
  and securities sold short ..............      $ 46,204,942       $  5,041,019
                                                ============       ============
Gross unrealized appreciation ............      $ 25,344,612       $    448,891
Gross unrealized depreciation ............       (18,648,542)          (436,847)
                                                ------------       ------------
Net unrealized appreciation ..............         6,696,070             12,044
Accumulated ordinary loss ................          (459,156)           (47,769)
Other losses .............................          (501,856)           (32,499)
                                                ------------       ------------
Accumulated earnings (deficit) ...........      $  5,735,058       $    (68,224)
                                                ============       ============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio of investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in each Fund's net asset value calculations as late as the Fund's last such calculation in the first required financial statement reporting period. As a result, each Fund incorporated FIN 48 with this Semi-Annual report. Based on management's analysis, the adoption of FIN 48 does not have a material impact on the financial statements. The statute of limitations on the Funds' tax returns remains open for the years ended June 30, 2005 through June 30, 2007. Additionally, management does not anticipate FIN 48 having a material impact on the financial statements for the year ended June 30, 2008.

3.    INVESTMENT TRANSACTIONS

During the six months ended December 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $484,000,087 and $504,291,425, respectively, for the TFS Market Neutral Fund and $5,727,754 and $5,870,232, respectively, for the TFS Small Cap Fund.

4.    TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Each Fund's investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The TFS Market Neutral Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.25% of its average daily net assets. The TFS Small Cap Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of its average daily net assets, which may be increased or decreased by as much as 1.25% if the Fund outperforms or underperforms its benchmark by at least 2.50%. The term "benchmark," when used for the TFS Small Cap Fund's

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

investment advisory fee discussion, means the performance of the Russell 2000 Index plus 2.50%. During the six months ended December 31, 2007, investment advisory fees were increased by $30,131 pursuant to the performance fee adjustment.

The Adviser has contractually agreed to waive its advisory fees and to absorb each Fund's operating expenses (for the life of the Funds) to the extent necessary to limit each Fund's aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs and extraordinary expenses) to 2.50% of the TFS Market Neutral Fund's average daily net assets and 1.75% of the TFS Small Cap Fund's average daily net assets. For the TFS Small Cap Fund, the expense cap is calculated prior to the performance fee adjustment. Therefore, it is possible that the TFS Small Cap Fund's annual ordinary operating expenses could exceed the 1.75% cap. As a result of this agreement, during the six months ended December 31, 2007, the Adviser waived investment advisory fees of $96,498 with respect to the TFS Market Neutral Fund and waived all of its base investment advisory fees of $33,095 and reimbursed $34,660 of other operating expenses with respect to the TFS Small Cap Fund.

Advisory fee waivers and expenses absorbed by the Adviser are subject to repayment by the respective Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause the ordinary operating expenses to exceed the 2.50% and the 1.75% expense cap, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund. As of December 31, 2007, the Adviser may in the future recoup fees waived and expenses reimbursed totaling $676,825 and $248,563, respectively, from the TFS Market Neutral Fund and the TFS Small Cap Fund. The Adviser may recapture these amounts no later than the dates as stated below:

                                    June 30,    June 30,    June 30,    June 30,
                                      2011        2010        2009        2008
                                    --------    --------    --------    --------
TFS Market Neutral Fund ........    $ 96,498    $184,445    $220,474    $175,408
TFS Small Cap Fund .............    $ 67,755    $140,996    $ 39,812    $     --

The President of the Trust is also a Principal of the Adviser. This person served as the Trust's Chief Compliance Officer through November 30, 2007.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of the Compliance Consulting Agreement, Drake Compliance, LLC ("Drake") provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust's Chief Compliance Officer as required under Rule 38a-1 of the Investment Company Act of 1940. For these services, Drake receives $2,000 per month from each Fund. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake including, but not limited to, postage and supplies and travel expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC ("Ultimus") supplies executive, administrative and regulatory services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. Certain officers of the Trust are also officers of Ultimus.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Ultimus receives a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million from each Fund. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds' portfolio securities.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, each Fund pays Ultimus a monthly fee at an annual rate of $24 per shareholder account, subject to a $1,500 minimum monthly fee. In addition, the Funds reimburse Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services and serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser.

5.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

6.    ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, each Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (July 1, 2007) and held until the end of the period (December 31, 2007).

The table below illustrates each Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

Hypothetical 5% return - This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge any sales loads. However, a redemption fee of 2% is applied on the sale of shares purchased within 180 days of the date of their purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

TFS MARKET NEUTRAL FUND
--------------------------------------------------------------------------------
                                   Beginning         Ending
                                 Account Value Account Value Expenses Paid July 1, 2007 December 31, 2007 During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00       $1,021.70          $17.89
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
  (before expenses)                $1,000.00       $1,007.51          $17.76
--------------------------------------------------------------------------------

TFS SMALL CAP FUND
--------------------------------------------------------------------------------
                                   Beginning         Ending
                                 Account Value Account Value Expenses Paid July 1, 2007 December 31, 2007 During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00       $  920.40          $14.28
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
  (before expenses)                $1,000.00       $1,010.33          $14.95
--------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 3.51% And 2.95%, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the applicable period).

OTHER INFORMATION (UNAUDITED)
================================================================================
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC's website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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


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


ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust
               -----------------------------------------------

By (Signature and Title)*           /s/ Larry S, Eiben
                           -----------------------------------------------------

                                    Larry S. Eiben, President

Date          February 28, 2008
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Larry S. Eiben
                           -----------------------------------------------------
                                    Larry S. Eiben, President

Date          February 28, 2008
      ------------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                           -----------------------------------------------------
                                    Mark J. Seger, Treasurer

Date         February 28, 2008
      ------------------------------------

* Print the name and title of each signing officer under his or her signature.